UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

 (Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)
28th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(800) 851-0511

Registrant’s telephone number, including area code

Date of fiscal year end:  October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.8%
Administrative and Support Services - 1.0%
10,772	Akamai Technologies, Inc. (a)	$544,309
4,552	Equifax, Inc.	602,958
7,994	Visa, Inc. Class A	623,932
		1,771,199
Ambulatory Health Care Services - 1.4%
13,504	Laboratory Corp. of America Holdings (a)	1,884,618
8,086	MEDNAX, Inc. (a)	557,206
		2,441,824
Amusement, Gambling, and Recreation Industries - 1.0%
18,856	The Walt Disney Co.	1,809,233
Apparel Manufacturing - 1.4%
12,196	Michael Kors Holdings Ltd. (a)	630,777
17,729	PVH Corp.	1,791,693
		2,422,470
Beverage and Tobacco Product Manufacturing - 2.0%
41,715	Altria Group, Inc.	2,824,105
61,475	Wendys Co.	593,849
		3,417,954
Building Material and Garden Equipment and Supplies Dealers - 1.3%
15,947	Home Depot, Inc.	2,204,513
Chemical Manufacturing - 4.4%
2,498	Allergan PLC (a)	631,869
34,620	Endo Health Solutions, Inc. (a)	601,003
43,339	Gilead Sciences, Inc.	3,444,150
20,456	Impax Laboratories, Inc. (a)	642,728
25,976	Mallinckrodt PLC (a)	1,749,224
13,597	Mylan NV (a)	636,204
		7,705,178
Clothing and Clothing Accessories Stores - 0.3%
23,189	Hanesbrands, Inc.	618,219
Computer and Electronic Product Manufacturing - 3.4%
24,667	Applied Materials, Inc.	648,495
3,930	Broadcom Ltd	636,581
175,895	Intersil Corp. Class A	2,687,676
18,622	Microsemi Corp. (a)	726,258
14,112	MKS Instruments, Inc.	644,636
21,614	National Instruments Corp.	619,890
		5,963,536
Construction of Buildings - 0.4%
30,112	PulteGroup, Inc.	637,772
Credit Intermediation and Related Activities - 14.5%
16,924	Bank of the Ozarks, Inc.	609,095
56,032	Comerica, Inc.	2,534,887
243,306	F.N.B. Corp.	2,907,507
182,257	First Horizon National Corp.	2,653,662
604,131	KeyCorp	7,068,333
54,348	MB Financial, Inc.	2,086,420
44,026	PNC Financial Services Group, Inc.	3,638,749
43,107	Prosperity Bancshares, Inc.	2,202,336
11,358	State Street Corp.	747,129
24,677	Zions Bancorporation	687,995
		25,136,113
Data Processing, Hosting and Related Services - 0.7%
5,446	Fiserv, Inc. (a)	601,021
11,261	Total System Services, Inc.	573,410
		1,174,431
Food and Beverage Stores - 0.7%
4,451	Casey’s General Stores, Inc.	594,386
25,606	Sprouts Farmers Market, Inc. (a)	592,267
		1,186,653
Food Manufacturing - 8.1%
46,856	Archer-Daniels Midland Co.	2,112,268
84,340	B&G Foods, Inc.	4,351,100
45,303	General Mills, Inc.	3,256,833
17,837	Snyders-Lance, Inc.	611,096
23,785	The J.M. Smucker Co.	3,666,696
		13,997,993
Food Services and Drinking Places - 0.4%
4,326	Buffalo Wild Wings, Inc. (a)	726,595
Funds, Trusts, and Other Financial Vehicles - 1.7%
80,407	Healthcare Realty Trust, Inc.	2,907,517
Furniture and Related Product Manufacturing - 0.5%
10,841	Tempur-Pedic International, Inc. (a)	819,905
General Merchandise Stores - 4.0%
61,729	Big Lots, Inc.	3,282,748
48,563	Target Corp.	3,658,251
		6,940,999
Health and Personal Care Stores - 1.5%
9,874	McKesson Corp.	1,921,085
2,389	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	624,031
		2,545,116
Hospitals - 1.2%
26,444	HCA Holdings, Inc. (a)	2,039,626
Insurance Carriers and Related Activities - 10.3%
8,527	Centene Corp. (a)	601,580
32,441	Endurance Specialty Holdings Ltd.	2,193,985
83,473	Hartford Financial Services Group, Inc.	3,326,399
227,357	Old Republic International Corp.	4,406,178
50,025	Torchmark Corp.	3,095,047
15,990	UnitedHealth Group, Inc.	2,289,768
55,810	XL Group Ltd.	1,931,584
		17,844,541
Machinery Manufacturing - 0.4%
12,615	Zebra Technologies Corp. Class A (a)	668,721
Merchant Wholesalers, Durable Goods - 3.2%
18,640	LKQ Corp. (a)	641,030
2,134	O’Reilly Automotive, Inc. (a)	620,204
54,404	Reliance Steel & Aluminum Co.	4,267,450
		5,528,684
Merchant Wholesalers, Nondurable Goods - 1.8%
2,356	Acuity Brands, Inc.	618,285
49,175	Sysco Corp.	2,546,773
		3,165,058
Miscellaneous Manufacturing - 1.4%
2,500	C.R. Bard, Inc.	559,325
5,720	Edwards Lifesciences Corp. (a)	655,054
4,889	Stryker Corp.	568,493
12,359	Vista Outdoor, Inc. (a)	618,568
		2,401,440
Miscellaneous Store Retailers - 0.4%
181,596	Office Depot, Inc. (a)	628,322
Oil and Gas Extraction - 0.6%
22,910	Cabot Oil & Gas Corp.	565,190
19,347	Gulfport Energy Corp. (a)	562,804
		1,127,994
Performing Arts, Spectator Sports, and Related Industries - 2.1%
90,044	Boyd Gaming Co. (a)	1,765,763
13,848	Churchill Downs, Inc.	1,815,888
		3,581,651
Petroleum and Coal Products Manufacturing - 1.5%
28,487	Exxon Mobil Corp.	2,533,919
Primary Metal Manufacturing - 5.6%
82,212	Nucor Corp.	4,409,851
161,166	Steel Dynamics, Inc.	4,322,472
32,981	United States Steel Corp.	906,648
		9,638,971
Professional, Scientific, and Technical Services - 3.6%
5,215	Accenture PLC Class A	588,304
17,892	Amgen, Inc.	3,077,961
25,253	SYNNEX Corp.	2,538,684
		6,204,949
Publishing Industries (except Internet) - 0.7%
6,220	Adobe Systems, Inc. (a)	608,689
29,048	Symantec Corp.	593,451
		1,202,140
Real Estate - 8.0%
13,787	American Assets Trust, Inc.	632,548
4,503	Boston Properties, Inc.	640,011
96,410	Care Capital Properties, Inc.	2,851,808
81,918	Duke Realty Corp.	2,358,419
24,944	Mid-America Apartment Communities, Inc.	2,644,563
6,764	Public Storage	1,616,055
49,375	TRI Pointe Group, Inc. (a)	664,094
66,280	UDR, Inc.	2,467,604
		13,875,102
Support Activities for Mining - 0.6%
61,031	Nabors Industries Ltd.	549,279
49,748	Transocean Ltd.	546,731
		1,096,010
Telecommunications - 1.7%
30,963	Crown Castle International Corp.	3,004,340
Transportation Equipment Manufacturing - 2.3%
29,868	Boeing Co.	3,992,157
Utilities - 5.7%
64,400	Alliant Energy Corp.	2,592,100
45,192	American Electric Power Co., Inc.	3,131,806
12,492	Energen Corp.	591,871
81,633	ONEOK, Inc.	3,656,342
		9,972,119
	TOTAL COMMON STOCKS
	(Cost $170,007,261)	$172,932,964

SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
4,872	Fidelity Investments Money Market Government Portfolio, 0.25% (b)	$4,872
	TOTAL MONEY MARKET FUNDS
	(Cost $4,872)	$4,872
	TOTAL INVESTMENTS - 99.8%
	(Cost $170,012,133)	$172,937,836
	Other Assets in Excess of Liabilities - 0.2%	305,981
	TOTAL NET ASSETS - 100.0%	$173,243,817

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at July 31, 2016.

Direxion iBillionaire Index ETF
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 3.4%
7,812	Starwood Hotels & Resorts Worldwide, Inc.	$609,805
Administrative and Support Services - 3.1%
14,867	PayPal Holdings, Inc. (a)	553,647
Air Transportation - 2.9%
13,300	Delta Air Lines, Inc.	515,375
Ambulatory Health Care Services - 3.6%
4,602	Laboratory Corp. of America Holdings (a)	642,255
Beverage and Tobacco Product Manufacturing - 3.4%
3,673	Constellation Brands, Inc.	604,686
Chemical Manufacturing - 21.1%
9,639	Abbvie, Inc.	638,391
4,065	Air Products and Chemicals, Inc.	607,392
2,552	Allergan, Inc. (a)	645,528
5,944	Monsanto Co.	634,641
14,159	Mylan N.V. (a)	662,500
11,275	The Dow Chemical Co.	605,129
		3,793,581
Computer and Electronic Product Manufacturing - 7.0%
20,995	EMC Corp.	593,739
63,537	Xerox Corp.	654,431
		1,248,170
Food Manufacturing - 3.4%
7,069	The Kraft Heinz Co.	610,691
Food Services and Drinking Places - 3.6%
7,172	YUM! Brands, Inc.	641,320
General Merchandise Stores - 4.0%
7,493	Dollar Tree, Inc. (a)	721,501
Hospitals - 3.2%
7,516	HCA Holdings, Inc. (a)	579,709
Insurance Carriers and Related Activities - 9.6%
10,483	American International Group, Inc.	570,694
4,453	Cigna Corp.	574,259
3,400	Humana, Inc.	586,670
		1,731,623
Mining (except Oil and Gas) - 3.6%
50,455	Freeport-McMoRan Inc.	653,897
Miscellaneous Manufacturing - 3.5%
13,022	Baxter International, Inc.	625,316
Nonstore Retailers - 3.5%
835	Amazon.com, Inc. (a)	633,606
Other Information Services - 10.5%
806	Alphabet, Inc. Class A (a)	637,820
822	Alphabet, Inc. Class C (a)	631,946
4,949	Facebook, Inc. (a)	613,379
		1,883,145
Professional, Scientific, and Technical Services - 3.4%
454	The Priceline Group Inc. (a)	613,268
Publishing Industries (except Internet) - 3.6%
11,498	Microsoft Corp.	651,707
Textile Product Mills - 3.5%
3,001	Mohawk Industries, Inc. (a)	627,029
	TOTAL COMMON STOCKS
	(Cost $16,635,739)	$17,940,331

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
27,681	Fidelity Investments Money Market Government Portfolio, 0.29% (b)	$27,681
	TOTAL SHORT TERM INVESTMENTS (Cost $27,681)	$27,681

	TOTAL INVESTMENTS (Cost $16,663,420) - 100.1%	$17,968,012
	Liabilities in Excess of Other Assets - (0.1%)	(1,841)
	TOTAL NET ASSETS - 100.0%	$17,966,171

Percentages are stated as a percent of net assets.

(†)   Less than 0.05%.

(a)    Non-income producing security.

(b)    Represents annualized seven-day yield at July 31, 2016.

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.0%
8,843	Marriott International, Inc. Class A	$634,043
Administrative and Support Services - 5.9%
11,051	Akamai Technologies, Inc. (a)	558,407
15,444	Ctrip.com International Ltd. ADR (a)	674,439
10,767	Paychex, Inc.	638,268
15,899	PayPal Holdings, Inc. (a)	592,079
449	The Priceline Group, Inc. (a)	606,514
9,318	TripAdvisor, Inc. (a)	651,980
		3,721,687
Air Transportation - 1.1%
20,034	American Airlines Group, Inc.	711,207
Beverage and Tobacco Product Manufacturing - 1.0%
3,768	Monster Beverage Corp. (a)	605,254
Broadcasting (except Internet) - 5.9%
2,659	Charter Communications, Inc. (a)	624,519
9,424	Comcast Corp. Class A	633,764
11,485	Discovery Communications, Inc. Class A (a)	288,159
11,874	Discovery Communications, Inc. Class C (a)	291,388
11,812	Liberty Interactive Corp. Class A (a)	316,680
8,778	Liberty Ventures Series A (a)	331,018
149,946	Sirius XM Holdings, Inc. (a)	658,263
13,232	Viacom, Inc. Class B	601,659
		3,745,450
Building Material and Garden Equipment and Supplies Dealers - 0.9%
13,218	Fastenal Co.	565,070
Chemical Manufacturing - 7.1%
4,695	Alexion Pharmaceuticals, Inc. (a)	603,777
7,009	BioMarin Pharmaceutical, Inc. (a)	696,835
5,953	Celgene Corp. (a)	667,867
7,112	Gilead Sciences, Inc.	565,191
13,059	Mylan NV (a)	611,030
1,659	Regeneron Pharmaceuticals, Inc. (a)	705,274
6,777	Vertex Pharmaceuticals, Inc. (a)	657,369
		4,507,343
Clothing and Clothing Accessories Stores - 1.1%
10,835	Ross Stores, Inc.	669,928
Computer and Electronic Product Manufacturing - 21.9%
15,436	Activision Blizzard, Inc.	619,910
10,498	Analog Devices, Inc.	670,087
6,166	Apple, Inc.	642,559
25,087	Applied Materials, Inc.	659,537
3,768	Broadcom Ltd.	610,341
20,304	Cisco Systems, Inc.	619,881
4,289	Illumina, Inc. (a)	713,475
18,507	Intel Corp.	645,154
12,736	Linear Technology Corp.	764,033
16,135	Maxim Integrated Products, Inc.	657,985
11,723	Microchip Technology, Inc.	652,268
48,179	Micron Technology, Inc. (a)	661,980
23,644	NetApp, Inc.	623,019
12,581	NVIDIA Corp.	718,375
6,914	NXP Semiconductors NV (a)	581,398
10,976	QUALCOMM, Inc.	686,878
25,314	Seagate Technology PLC	810,807
9,188	Skyworks Solutions, Inc.	606,592
9,539	Texas Instruments, Inc.	665,345
12,616	Western Digital Corp.	599,386
12,668	Xilinx, Inc.	647,082
		13,856,092
Data Processing, Hosting and Related Services - 2.9%
6,709	Automatic Data Processing, Inc.	596,766
7,013	Citrix Systems, Inc. (a)	625,069
5,629	Fiserv, Inc. (a)	621,216
		1,843,051
Food and Beverage Stores - 0.9%
19,228	Whole Foods Market, Inc.	586,069
Food Manufacturing - 1.9%
13,347	Mondelez International, Inc.	587,001
6,930	The Kraft Heinz Co.	598,683
		1,185,684
Food Services and Drinking Places - 1.0%
10,627	Starbucks Corp.	616,897
Furniture and Home Furnishings Stores - 0.9%
13,405	Bed Bath & Beyond, Inc.	602,555
General Merchandise Stores - 2.9%
3,771	Costco Wholesale Corp.	630,587
6,418	Dollar Tree, Inc. (a)	617,989
6,416	Tractor Supply Co.	588,026
		1,836,602
Health and Personal Care Stores - 2.9%
7,881	Express Scripts Holding Co. (a)	599,508
2,469	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	644,927
7,112	Walgreens Boots Alliance Inc.	563,626
		1,808,061
Insurance Carriers and Related Activities - 1.0%
7,555	Verisk Analytics, Inc. Class A (a)	644,290
Machinery Manufacturing - 1.0%
7,091	Lam Research Corp.	636,559
Merchant Wholesalers, Durable Goods - 2.0%
3,400	Henry Schein, Inc. (a)	615,332
2,261	O’Reilly Automotive, Inc. (a)	657,114
		1,272,446
Miscellaneous Manufacturing - 2.9%
9,299	Dentsply Sirona, Inc.	595,508
916	Intuitive Surgical, Inc. (a)	637,316
18,513	Mattel, Inc.	617,964
		1,850,788
Motion Picture and Sound Recording Industries - 0.9%
6,223	Netflix, Inc. (a)	567,849
Nonstore Retailers - 2.2%
832	Amazon.com, Inc. (a)	631,330
24,707	eBay, Inc. (a)	769,870
		1,401,200
Other Information Services - 6.1%
417	Alphabet, Inc. Class A (a)	329,989
425	Alphabet, Inc. Class C (a)	326,736
3,613	Baidu, Inc. ADR (a)	576,635
5,201	Facebook, Inc. (a)	644,612
9,751	Liberty Global PLC Class A (a)	309,204
9,983	Liberty Global PLC Class C (a)	308,974
3,604	NetEase.com, Inc. ADR	736,189
15,912	Yahoo!, Inc. (a)	607,679
		3,840,018
Professional, Scientific, and Technical Services - 5.2%
3,929	Amgen, Inc.	675,906
2,468	Biogen Inc. (a)	715,547
10,915	Cerner Corp. (a)	680,987
9,870	Cognizant Technology Solutions Corp. Class A (a)	567,426
7,623	Incyte Corp. (a)	687,671
		3,327,537
Publishing Industries (except Internet) - 8.6%
6,150	Adobe Systems, Inc. (a)	601,839
10,370	Autodesk, Inc. (a)	616,496
17,970	CA, Inc.	622,661
7,243	Check Point Software Technologies Ltd. (a)	556,842
7,888	Electronic Arts, Inc. (a)	602,012
5,579	Intuit, Inc.	619,213
11,725	Microsoft Corp.	664,573
29,434	Symantec Corp.	601,337
10,205	Twenty-First Century Fox, Inc. Class A	271,861
10,240	Twenty-First Century Fox, Inc. Class B	276,787
		5,433,621
Rail Transportation - 1.0%
21,973	CSX Corp.	622,495
Support Activities for Transportation - 1.0%
5,644	Expedia, Inc.	658,373
Telecommunications - 5.0%
11,090	Dish Network Corp. (a)	592,428
29,200	JD.com, Inc. ADR (a)	632,180
5,896	SBA Communications Corp. (a)	678,040
14,072	T-Mobile US, Inc. (a)	652,097
19,016	Vodafone Group PLC ADR	587,594
		3,142,339
Transportation Equipment Manufacturing - 2.0%
10,811	PACCAR, Inc.	637,525
2,728	Tesla Motors, Inc. (a)	640,507
		1,278,032
Waste Management and Remediation Services - 0.8%
5,792	Stericycle, Inc. (a)	522,844
Water Transportation - 0.9%
13,550	Norwegian Cruise Line Holdings Ltd. (a)	577,230
	TOTAL COMMON STOCKS (Cost $63,383,967)	$63,270,614

SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
777	Fidelity Investments Money Market Government Portfolio, 0.25% (b)	$777
	TOTAL MONEY MARKET FUNDS (Cost $777)	$777

	TOTAL INVESTMENTS - 99.9% (Cost $63,384,744)	$63,271,391
	Other Assets in Excess of Liabilities - 0.1%	92,540
	TOTAL NET ASSETS - 100.0%	$63,363,931

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at July 31, 2016.

(†)  Less than 0.05%.

ADR - American Depository Receipt

Direxion S&P 500® Volatility Response Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 82.5%
31,495	SPDR® S&P 500® ETF Trust	$6,839,139
	TOTAL INVESTMENT COMPANIES (Cost $6,427,224)	$6,839,139

	TOTAL INVESTMENTS (Cost $6,427,224) - 82.5%	$6,839,139
	Other Assets in Excess of Liabilities - 17.5%	1,450,521
	TOTAL NET ASSETS - 100.0%	$8,289,660

Percentages are stated as a percent of net assets.

Direxion Zacks MLP High Income Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 97.9%
Chemical Manufacturing - 3.3%
19,672	Terra Nitrogen Co. LP	$2,115,330
Gasoline Stations - 4.3%
55,333	Amerigas Partners LP	2,760,563
Merchant Wholesalers, Nondurable Goods - 3.5%
101,639	Martin Midstream Partners LP	2,282,812
Mining (except Oil and Gas) - 4.6%
153,274	Alliance Resource Partners LP	2,950,525
Nonstore Retailers - 7.9%
177,682	Global Partners LP	2,398,707
79,453	Suburban Propane Partners LP	2,707,758
		5,106,465
Oil and Gas Extraction - 18.2%
170,365	Enlink Midstream Partners LP	2,911,538
89,872	Enterprise Products Partners LP	2,558,656
138,895	Rose Rock Midstream LP	3,265,421
79,348	Williams Partners LP	2,962,854
		11,698,469
Petroleum and Coal Products Manufacturing - 3.7%
74,518	MPLX LP	2,418,109
Pipeline Transportation - 44.2%
33,314	Buckeye Partners LP	2,400,607
73,422	DCP Midstream Partners LP	2,457,434
110,845	Enbridge Energy Partners LP	2,589,339
67,702	Energy Transfer Partners LP	2,674,229
70,097	Holly Energy Partners LP	2,523,492
67,644	ONEOK Partners LP	2,721,318
104,564	Plains All American Pipeline LP	2,913,153
113,307	Summit Midstream Partners LP	2,569,803
81,924	Sunoco Logistics Partners LP	2,365,965
58,361	Tallgrass Energy Partners LP	2,759,892
43,797	TC Pipelines LP	2,439,055
		28,414,287
Support Activities for Mining - 4.0%
179,545	Archrock Partners LP	2,547,744
Water Transportation - 4.2%
141,685	Golar LNG Partners LP	2,706,184
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $60,425,151)	$63,000,488

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
69,053	Fidelity Investments Money Market Government Portfolio, 0.29% (a)	$69,053
	TOTAL SHORT TERM INVESTMENTS (Cost $69,053)	$69,053

	TOTAL INVESTMENTS (Cost $60,494,204) - 98.0%	$63,069,541
	Other Assets in Excess of Liabilities - 2.0%	1,287,202
	TOTAL NET ASSETS - 100.0%	$64,356,743

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

Direxion Daily CSI 300 China A Share Bear 1X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.7%
Money Market Funds - 23.7%
487,282	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$487,282
3,920,775	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	3,920,775
11,279,005	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	11,279,005
5,956,272	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	5,956,272
	TOTAL SHORT TERM INVESTMENTS (Cost $21,643,334) (b)	$21,643,334

	TOTAL INVESTMENTS (Cost $21,643,334) - 23.7%	$21,643,334
	Other Assets in Excess of Liabilities - 76.3%	69,678,488
	TOTAL NET ASSETS - 100.0%	$91,321,822

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $21,643,334.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	873,988	$20,423,364	(2.512)%	12/27/2016	$(911,541)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	34,066	811,290	(3.013)%	7/18/2017	(19,744)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	409,004	9,835,845	(3.013)%	7/19/2017	(169,233)
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	596,715	13,423,345	(2.513)%	10/30/2017	(1,236,006)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	115,086	2,684,123	(3.013)%	1/17/2018	(118,244)
UBS Securities LLC	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,479,952	36,184,827	(2.513)%	1/18/2018	203,959
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	62,889	1,537,636	(2.512)%	1/22/2018	8,989
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	187,950	4,598,141	(3.013)%	2/21/2018	27,823
			$89,498,571			$(2,213,997)

Direxion Daily Energy Bear 1X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.6%
Money Market Funds - 104.6%
2,332,071	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	$2,332,071
	TOTAL SHORT TERM INVESTMENTS (Cost $2,332,071) (b)	$2,332,071

	TOTAL INVESTMENTS (Cost $2,332,071) -104.6%	$2,332,071
	Liabilities in Excess of Other Assets - (4.6)%	(101,591)
	TOTAL NET ASSETS - 100.0%	$2,230,480

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated  amounted to $561,424.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Energy Select Sector Index	3,298	$2,145,966	0.237%	5/9/2017	$(92,648)

Direxion Daily Financial Bear 1X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.0%
Money Market Funds - 105.0%
2,441,101	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	$2,441,101
	TOTAL SHORT TERM INVESTMENTS (Cost $2,441,101) (b)	$2,441,101

	TOTAL INVESTMENTS (Cost $2,441,101) - 105.0%	$2,441,101
	Liabilities in Excess of Other Assets - (5.0)%	(116,776)
	TOTAL NET ASSETS - 100.0%	$2,324,325

Percentages are stated as a percent of net assets.

(a)   Represents annualized seven-day yield at July 31, 2016.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $561,939.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Financials Select Sector Index	9,631	$2,177,074	0.087%	5/9/2017	$(109,541)
Credit Suisse International	Financials Select Sector Index	202	45,154	0.087%	7/28/2017	(2,698)
			$2,222,228			$(112,239)

Direxion Daily Gold Miners Index Bear 1X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.2%
Money Market Funds - 107.2%
2,490,204	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	$2,490,204
	TOTAL SHORT TERM INVESTMENTS (Cost $2,490,204)	$2,490,204

	TOTAL INVESTMENTS (Cost $2,490,204) - 107.2%	$2,490,204
	Liabilities in Excess of Other Assets - (7.2%)	(167,670)
	TOTAL NET ASSETS - 100.0%	$2,322,534

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	75,925	$2,164,194	0.343%	1/26/2018	$(158,249)

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.2%
Money Market Funds - 103.2%
43,887,327	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	$43,887,327
	TOTAL SHORT TERM INVESTMENTS (Cost $43,887,327) (b)	$43,887,327

	TOTAL INVESTMENTS (Cost $43,887,327) - 103.2%	$43,887,327
	Liabilities in Excess of Other Assets - (3.2)%	(1,353,376)
	TOTAL NET ASSETS - 100.0%	$42,533,951

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $10,130,876.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	19,568	$40,233,613	0.437%	7/28/2017	$(2,333,600)

Direxion Daily S&P Biotech Bear 1X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.4%
Money Market Funds - 24.4%
144,802	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$144,802
1,341,137	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	1,341,137
	TOTAL SHORT TERM INVESTMENTS (Cost $1,485,939) (b)	$1,485,939

	TOTAL INVESTMENTS (Cost $1,485,939) - 24.4%	$1,485,939
	Other Assets in Excess of Liabilities - 75.6%	4,607,511
	TOTAL NET ASSETS - 100.0%	$6,093,450

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $1,485,939.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	S&P Biotechnology Select Industry Index	131	$577,862	(0.613)%	2/7/2017	$(53,650)
Credit Suisse International	S&P Biotechnology Select Industry Index	1,133	5,980,568	(0.513)%	6/12/2017	493,400
			$6,558,430			$439,750

Direxion Daily Technology Bear 1X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.4%
Money Market Funds - 105.4%
2,493,227	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	$2,493,227
	TOTAL SHORT TERM INVESTMENTS (Cost $2,493,227)(b)	$2,493,227

	TOTAL INVESTMENTS (Cost $2,493,227) - 105.4%	$2,493,227
	Liabilities in Excess of Other Assets - (5.4)%	(127,116)
	TOTAL NET ASSETS - 100.0%	$2,366,111

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $561,424.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Technology Select Sector Index	4,717	$2,099,988	0.137%	5/9/2017	$(107,480)
Credit Suisse International	Technology Select Sector Index	362	152,807	0.237%	5/30/2017	(16,121)
			$2,252,795			$(123,601)

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 30.7%
Money Market Funds - 30.7%
220,182	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	$220,182
280,244	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	280,244
451,052	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	451,052
	TOTAL SHORT TERM INVESTMENTS (Cost $951,478) (b)	$951,478

	TOTAL INVESTMENTS (Cost $951,478) - 30.7%	$951,478
	Other Assets in Excess of Liabilities - 69.3%	2,145,007
	TOTAL NET ASSETS - 100.0%	$3,096,485

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated  amounted to $951,478.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	8,530	$930,167	(0.162)%	9/27/2016	$(55,720)
Morgan Stanley Capital Services	iShares® Core U.S. Aggregate Bond ETF	9,899	1,095,440	0.137%	5/5/2017	(29,233)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	8,382	925,432	0.187%	12/20/2017	(25,444)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	40	4,471	0.187%	1/16/2018	(58)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	379	42,514	0.187%	1/17/2018	(356)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	165	18,558	0.187%	2/21/2018	(89)
			$3,016,582			$(110,900)

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 18.5%
Money Market Funds - 18.5%
252,838	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	$252,838
	TOTAL SHORT TERM INVESTMENTS (Cost $252,838)(b)	$252,838

	TOTAL INVESTMENTS (Cost $252,838) - 18.5%	$252,838
	Other Assets in Excess of Liabilities - 81.5%	1,111,364
	TOTAL NET ASSETS - 100.0%	$1,364,202

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $252,838.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	6,518	$690,114	(1.363)%	3/17/2017	$(84,633)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	5,547	615,779	(0.263)%	11/17/2017	(13,267)
			$1,305,893			$(97,900)

Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.5%
Money Market Funds - 28.5%
3,206,489	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	$3,206,489
	TOTAL SHORT TERM INVESTMENTS (Cost $3,206,489) (b)	$3,206,489

	TOTAL INVESTMENTS (Cost $3,206,489) - 28.5%	$3,206,489
	Other Assets in Excess of Liabilities - 71.5%	8,052,891
	TOTAL NET ASSETS - 100.0%	$11,259,380

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated segregated amounted to $3,206,489.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	42,278	$5,588,657	(0.163)%	2/27/2017	$(420,356)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	37,260	4,539,376	(0.163)%	3/17/2017	(827,353)
			$10,128,033			$(1,247,709)

Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 97.6%
34,249	Vanguard FTSE Developed Markets ETF	$1,261,391
	TOTAL INVESTMENT COMPANIES (Cost $1,252,104)	$1,261,391

SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0%(†)
1	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	$1
	TOTAL SHORT TERM INVESTMENTS (Cost $1)(b)	$1

	TOTAL INVESTMENTS (Cost $1,252,105) - 97.6%	$1,261,392
	Other Assets in Excess of Liabilities - 2.4% (b)	30,781
	TOTAL NET ASSETS - 100.0%	$1,292,173

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated segregated amounted to $1.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Vanguard FTSE Developed Markets ETF	9,607	$336,579	(0.637)%	3/8/2017	$20,698

Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 97.9%
31,352	Vanguard FTSE Emerging Markets ETF	$1,161,278
	TOTAL INVESTMENT COMPANIES (Cost $1,195,462)	$1,161,278

	TOTAL INVESTMENTS (Cost $1,195,462) - 97.9%	$1,161,278
	Other Assets in Excess of Liabilities - 2.1%	25,148
	TOTAL NET ASSETS - 100.0%	$1,186,426

Percentages are stated as a percent of net assets.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Vanguard FTSE Emerging Markets ETF	8,687	$287,016	(0.567)%	3/8/2017	$35,952

Direxion Daily S&P 500® Bull 1.25X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 97.9%
30,973	SPDR S&P 500 ETF Trust	$6,725,787
	TOTAL INVESTMENT COMPANIES (Cost $6,374,258)	$6,725,787

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
5,962	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	$5,962
	TOTAL SHORT TERM INVESTMENTS (Cost $5,962)(b)	$5,962

	TOTAL INVESTMENTS (Cost $6,380,220) - 98.0%	$6,731,749
	Other Assets in Excess of Liabilities - 2.0%	136,054
	TOTAL NET ASSETS - 100.0%	$6,867,803

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,962.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	855	$1,771,669	(0.487)%	3/8/2017	$93,592

Direxion Daily Small Cap Bull 1.25X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 97.3%
43,077	iShares Russell 2000 ETF	$5,216,194
	TOTAL INVESTMENT COMPANIES (Cost $4,870,884)	$5,216,194

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
7,999	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	$7,999
	TOTAL SHORT TERM INVESTMENTS (Cost $7,999) (b)	$7,999

	TOTAL INVESTMENTS (Cost $4,878,883) - 97.4%	$5,224,193
	Other Assets in Excess of Liabilities - 2.6%	139,213
	TOTAL NET ASSETS - 100.0%	$5,363,406

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,999.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	1,220	$1,397,966	(0.237)%	5/18/2017	$93,973

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 42.3%
Money Market Funds - 42.3%
1,024,113	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$1,024,113
2,973,063	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	2,973,063
10,812,299	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	10,812,299
9,958,427	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	9,958,427
	TOTAL SHORT TERM INVESTMENTS (Cost $24,767,902) (b)	$24,767,902

	TOTAL INVESTMENTS (Cost $24,767,902) - 42.3%	$24,767,902
	Other Assets in Excess of Liabilities - 57.7%	33,777,892
	TOTAL NET ASSETS - 100.0%	$58,545,794

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $24,767,902.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,479,952	$41,453,731	1.513%	1/11/2017	$382,803
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,638,317	39,621,923	1.512%	3/28/2017	472,866
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	596,943	14,828,064	1.513%	4/28/2017	(165,122)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	247,253	6,106,515	2.013%	5/17/2017	(54,447)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	156,488	3,742,509	2.013%	6/21/2017	77,862
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	254,320	6,152,083	2.013%	7/19/2017	1,243,986
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	217,433	5,120,569	1.513%	11/16/2017	171,265
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	192,584	4,577,335	2.013%	1/17/2018	108,251
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	37,286	912,818	2.013%	2/21/2018	(6,580)
			$122,515,547			$2,230,884

Direxion Daily Cyber Security & IT Bull 2X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 35.3%
Money Market Funds - 35.3%
280,535	Fidelity Investment Money Market Government Portfolio, 0.25% (a)	$280,535
340,288	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	340,288
	TOTAL SHORT TERM INVESTMENTS (Cost $620,823) (b)	$620,823

	TOTAL INVESTMENTS (Cost $620,823) - 35.3%	$620,823
	Other Assets in Excess of Liabilities - 64.7%	1,139,449
	TOTAL NET ASSETS - 100.0%	$1,760,272

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $620,823.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	PureFunds ISE Cyber Security ETF	68,929	$1,499,680	3.512%	3/28/2017	$308,186
Credit Suisse International	PureFunds ISE Cyber Security ETF	66,842	1,693,909	3.513%	8/14/2017	42,219
			$3,193,589			$350,405

Direxion Daily Cyber Security & IT Bear 2X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 83.2%
Money Market Funds - 83.2%
699	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$699
450,824	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	450,824
1,020,449	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	1,020,449
	TOTAL SHORT TERM INVESTMENTS (Cost $1,471,972) (b)	$1,471,972

	TOTAL INVESTMENTS (Cost $1,471,972) - 83.2%	$1,471,972
	Other Assets in Excess of Liabilities - 16.8%	297,234
	TOTAL NET ASSETS - 100.0%	$1,769,206

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $1,471,972.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	PureFunds ISE Cyber Security ETF	44,374	$1,068,680	(4.513)%	2/28/2017	$(85,406)
Bank of America Merrill Lynch	PureFunds ISE Cyber Security ETF	92,087	1,895,386	(4.512)%	3/28/2017	(519,777)
			$2,964,066			$(605,183)

Direxion Daily European Financials Bull 2X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.4%
Money Market Funds - 96.4%
1,010,619	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$1,010,619
1,489,406	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	1,489,406
.	TOTAL SHORT TERM INVESTMENTS (Cost $2,500,025)	$2,500,025

	TOTAL INVESTMENTS - 96.4% (Cost $2,500,025)	$2,500,025
	Other Assets in Excess of Liabilities - 3.6%	92,567
	TOTAL NET ASSETS - 100.0%	$2,592,592

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares MSCI European Financials ETF	318,308	$5,092,283	0.007%	8/29/2017	$92,959

Direxion Daily High Yield Bear 2X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 45.8%
Money Market Funds - 45.8%
2,643,920	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	$2,643,920
	TOTAL SHORT TERM INVESTMENTS (Cost $2,643,920)(b)	$2,643,920

	TOTAL INVESTMENTS (Cost $2,643,920) - 45.8%	$2,643,920
	Other Assets in Excess of Liabilities - 54.2%	3,125,787
	TOTAL NET ASSETS - 100.0%	$5,769,707

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $2,643,920.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	SPDR® Barclays High Yield Bond ETF	320,006	$11,164,029	0.037%	6/16/2017	$(430,360)

Direxion Daily Pharmaceutical & Medical Bull 2X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.4%
Money Market Funds - 65.4%
801,636	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	$801,636
260,306	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	260,306
	TOTAL SHORT TERM INVESTMENTS (Cost $1,061,942) (b)	$1,061,942

	TOTAL INVESTMENTS (Cost $1,061,942) - 65.4%	$1,061,942
	Other Assets in Excess of Liabilities - 34.6%	562,378
	TOTAL NET ASSETS - 100.0%	$1,624,320

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $1,061,942.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Dynamic Pharmaceutical IntellidexSM Index	366	$2,432,776	(0.937)%	10/17/2016	$(76,634)
Morgan Stanley Capital Services	Dynamic Pharmaceutical IntellidexSM Index	139	847,613	(0.887)%	10/25/2016	46,452
			$3,280,389			$(30,182)

Direxion Daily Pharmaceutical & Medical Bear 2X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 47.2%
Money Market Funds - 47.2%
248,217	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$248,217
361,099	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	361,099
1,028	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	1,028
240,757	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	240,757
	TOTAL SHORT TERM INVESTMENTS (Cost $851,101) (b)	$851,101

	TOTAL INVESTMENTS (Cost $851,101) - 47.2%	$851,101
	Other Assets in Excess of Liabilities - 52.8%	953,318
	TOTAL NET ASSETS - 100.0%	$1,804,419

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $851,101.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Dynamic Pharmaceutical IntellidexSM Index	260	$1,797,561	0.037%	10/17/2016	$109,014
Morgan Stanley Capital Services	Dynamic Pharmaceutical IntellidexSM Index	91	556,443	0.287%	10/24/2016	(29,164)
Citibank N.A.	Dynamic Pharmaceutical IntellidexSM Index	210	1,233,383	0.187%	7/20/2017	(117,920)
			$3,587,387			$(38,070)

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 29.8%
4,284	SPDR® S&P 500® ETF Trust	$930,271
	TOTAL INVESTMENT COMPANIES (Cost $884,813)	$930,271

SHORT TERM INVESTMENTS - 23.7%
Money Market Funds - 23.7%
7,214	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$7,214
9,129	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	9,129
251,014	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21%(a)	251,014
470,197	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20%(a)	470,197
	TOTAL SHORT TERM INVESTMENTS (Cost $737,554) (b)	$737,554

	TOTAL INVESTMENTS (Cost $1,622,367) - 53.5%	$1,667,825
	Other Assets in Excess of Liabilities - 46.5%	1,451,214
	TOTAL NET ASSETS - 100.0%	$3,119,039

Percentages are stated as a percent of net assets.

(a)   Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $737,554.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	997	$1,938,371	(0.687)%	9/15/2016	$241,292
BNP Paribas	S&P 500® Index	487	923,705	(0.737)%	4/19/2017	146,693
Bank of America Merrill Lynch	S&P 500® Index	955	2,000,827	(0.688)%	4/25/2017	78,415
BNP Paribas	S&P 500® Index	3	5,772	(0.737)%	7/19/2017	800
			$4,868,675			$467,200

Direxion Daily Small Cap Bull 2X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 52.8%
9,330	iShares Russell 2000 ETF	$1,129,770
	TOTAL INVESTMENT COMPANIES (Cost $1,034,436)	$1,129,770

SHORT TERM INVESTMENTS - 30.7%
Money Market Funds - 30.7%
650,749	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$650,749
5,112	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	5,112
1,541	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21%(a)	1,541
	TOTAL SHORT TERM INVESTMENTS (Cost $657,402) (b)	$657,402

	TOTAL INVESTMENTS (Cost $1,691,838) - 83.5%	$1,787,172
	Other Assets in Excess of Liabilities - 16.5%	354,639
	TOTAL NET ASSETS - 100.0%	$2,141,811

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $657,402.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	376	$444,887	(0.287)%	9/26/2016	$13,912
Citibank N.A.	Russell 2000® Index	2,209	2,279,393	(0.187)%	2/28/2017	432,776
			$2,724,280			$446,688

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 6.3%
11,731	SPDR S&P MidCap 400® ETF Trust	$3,329,023
	TOTAL INVESTMENT COMPANIES (Cost $3,129,059)	$3,329,023

SHORT TERM INVESTMENTS - 54.1%
Money Market Funds - 54.1%
7,500,356	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$7,500,356
9,103,484	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	9,103,484
4,624,903	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	4,624,903
1,860,008	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	1,860,008
5,419,678	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	5,419,678
	TOTAL SHORT TERM INVESTMENTS (Cost $28,508,429) (b)	$28,508,429

	TOTAL INVESTMENTS (Cost $31,637,488) - 60.4%	$31,837,452
	Other Assets in Excess of Liabilities - 39.6%	20,827,330
	TOTAL NET ASSETS - 100.0%	$52,664,782

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $28,508,429.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	S&P MidCap 400® Index	26,058	$37,501,782	(0.637)%	9/22/2016	$3,252,332
Morgan Stanley Capital Services	S&P MidCap 400® Index	18,121	24,075,440	(0.687)%	11/29/2016	4,305,805
Credit Suisse International	S&P MidCap 400® Index	28,264	41,515,693	(0.637)%	2/7/2017	2,633,771
BNP Paribas	S&P MidCap 400® Index	7,997	10,443,926	(0.737)%	8/16/2017	2,088,805
Bank of America Merrill Lynch	S&P MidCap 400® Index	5,541	8,591,058	(0.788)%	8/28/2017	50,674
BNP Paribas	S&P MidCap 400® Index	1,800	2,564,027	(0.737)%	10/18/2017	251,007
BNP Paribas	S&P MidCap 400® Index	905	1,314,987	(0.737)%	11/15/2017	99,565
BNP Paribas	S&P MidCap 400® Index	3,324	4,881,273	(0.737)%	1/17/2018	303,510
Deutsche Bank AG London	S&P MidCap 400® Index	7,169	10,762,509	(0.737)%	7/24/2018	429,383
			$141,650,695			$13,414,852

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 89.9%
Money Market Funds - 89.9%
432,826	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$432,826
1,744,606	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	1,744,606
700,925	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	700,925
2,442,771	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	2,442,771
2,657,206	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	2,657,206
	TOTAL SHORT TERM INVESTMENTS (Cost $7,978,334) (b)	$7,978,334

	TOTAL INVESTMENTS (Cost $7,978,334) - 89.9%	$7,978,334
	Other Assets in Excess of Liabilities - 10.1%	893,796
	TOTAL NET ASSETS - 100.0%	$8,872,130

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,978,334.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	S&P MidCap 400® Index	1,479	$2,152,566	0.087%	9/22/2016	$(162,632)
Bank of America Merrill Lynch	S&P MidCap 400® Index	3,345	4,200,290	0.188%	9/27/2016	(1,049,560)
Morgan Stanley Capital Services	S&P MidCap 400® Index	5,016	7,004,598	0.237%	3/30/2017	(854,228)
BNP Paribas	S&P MidCap 400® Index	1,671	2,453,415	0.087%	11/15/2017	(162,862)
Credit Suisse International	S&P MidCap 400® Index	1,482	2,240,220	0.087%	11/30/2017	(72,018)
BNP Paribas	S&P MidCap 400® Index	16	23,910	0.087%	1/16/2018	(1,074)
BNP Paribas	S&P MidCap 400® Index	270	418,009	0.087%	2/21/2018	(3,081)
Deutsche Bank AG London	S&P MidCap 400® Index	3,789	5,539,463	0.237%	7/24/2018	(376,580)
			$24,032,471			$(2,682,035)

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 1.1%
23,418	SPDR® S&P 500® ETF Trust	$5,085,219
	TOTAL INVESTMENT COMPANIES (Cost $5,084,961)	$5,085,219

SHORT TERM INVESTMENTS - 49.4%
Money Market Funds - 49.4%
70,553,733	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$70,553,733
74,745,081	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	74,745,081
56,702,385	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	56,702,385
21,310,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	21,310,000
3,993,781	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	3,993,781
	TOTAL SHORT TERM INVESTMENTS (Cost $227,304,980) (b)	$227,304,980

	TOTAL INVESTMENTS (Cost $232,389,941) - 50.5%	$232,390,199
	Other Assets in Excess of Liabilities - 49.5%	227,611,137
	TOTAL NET ASSETS - 100.0%	$460,001,336

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $227,304,980.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	S&P 500® Index	9,148	19,119,658	(0.687)%	11/10/2016	791,450
UBS Securities LLC	S&P 500® Index	191,832	378,015,898	(0.637)%	11/18/2016	41,434,924
Credit Suisse International	S&P 500® Index	152,811	242,082,108	(0.787)%	12/19/2016	106,198,936
Bank of America Merrill Lynch	S&P 500® Index	42,116	89,431,999	(0.688)%	1/26/2017	2,176,745
Citibank N.A.	S&P 500® Index	177,502	352,748,282	(0.687)%	3/24/2017	34,465,245
Deutsche Bank AG London	S&P 500® Index	59,146	$124,050,786	(0.687)%	11/7/2017	$4,632,116
			$1,205,448,731			$189,699,416

Direxion Daily S&P 500® Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 3.0%
775,000	Direxion Daily S&P 500® Bear 1X Shares	$14,996,250
	TOTAL INVESTMENT COMPANIES (Cost $15,109,698)	$14,996,250

SHORT TERM INVESTMENTS - 72.7%
Money Market Funds - 72.7%
61,367,812	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$61,367,812
87,933,497	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	87,933,497
118,567,881	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	118,567,881
86,106,023	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	86,106,023
7,471,786	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21%(a)	7,471,786
	TOTAL SHORT TERM INVESTMENTS (Cost $361,446,999) (b)	$361,446,999

	TOTAL INVESTMENTS (Cost $376,556,697) - 75.7%	$376,443,249
	Other Assets in Excess of Liabilities - 24.3%	120,483,955
	TOTAL NET ASSETS - 100.0%	$496,927,204

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $361,446,999.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P 500® Index	140,738	$297,682,096	0.488%	1/26/2017	$(8,509,984)
Deutsche Bank AG London	S&P 500® Index	71,657	147,649,680	0.137%	1/27/2017	(8,781,151)
BNP Paribas	S&P 500® Index	32,800	68,542,240	0.237%	2/15/2017	(4,146,032)
UBS Securities LLC	S&P 500® Index	139,300	288,643,246	0.037%	3/3/2017	(15,282,014)
BNP Paribas	S&P 500® Index	50,330	101,478,958	0.237%	3/15/2017	(9,877,665)
Citibank N.A.	S&P 500® Index	120,001	249,040,045	0.137%	3/24/2017	(12,205,993)
Morgan Stanley Capital Services	S&P 500® Index	14,769	30,880,977	0.287%	4/18/2017	(1,303,063)
BNP Paribas	S&P 500® Index	4,988	9,925,132	0.237%	4/19/2017	(1,089,379)
Credit Suisse International	S&P 500® Index	94,378	196,719,843	0.237%	11/30/2017	(8,807,549)
BNP Paribas	S&P 500® Index	10,000	21,613,077	0.237%	2/20/2018	(129,307)
			$1,412,175,294			$(70,132,137)

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.8%
44,703	iShares Russell 2000 ETF	$5,413,086
	TOTAL INVESTMENT COMPANIES (Cost $5,413,489)	$5,413,086
SHORT TERM INVESTMENTS - 59.0%
Money Market Funds - 59.0%
12,788,246	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$12,788,246
134,310,928	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	134,310,928
85,628,120	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	85,628,120
93,933,048	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	93,933,048
69,487,786	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	69,487,786
	TOTAL SHORT TERM INVESTMENTS (Cost $396,148,128) (b)	$396,148,128

	TOTAL INVESTMENTS (Cost $401,561,617) - 59.8%	$401,561,214
	Other Assets in Excess of Liabilities - 40.2%	269,730,084
	TOTAL NET ASSETS - 100.0%	$671,291,298

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $396,148,128.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Russell 2000® Index	329,039	$353,729,852	(0.387)%	10/14/2016	$48,993,903
Morgan Stanley Capital Services	Russell 2000® Index	245,540	249,986,955	(0.287)%	12/5/2016	51,475,421
Citibank N.A.	Russell 2000® Index	53,600	63,926,220	(0.237)%	3/24/2017	1,473,435
Bank of America Merrill Lynch	Russell 2000® Index	367,602	375,717,549	(0.338)%	3/28/2017	75,056,169
Deutsche Bank AG London	Russell 2000® Index	222,883	247,614,522	(0.237)%	3/28/2017	24,695,071
BNP Paribas	Russell 2000® Index	7,150	8,217,168	(0.487)%	6/21/2017	545,618
Credit Suisse International	Russell 2000® Index	369,409	403,127,953	(0.317)%	12/29/2017	48,988,957
BNP Paribas	Russell 2000® Index	16,156	18,579,173	(0.317)%	1/16/2018	1,130,607
BNP Paribas	Russell 2000® Index	15,000	17,790,677	(0.317)%	1/17/2018	509,370
BNP Paribas	Russell 2000® Index	20,000	24,152,665	(0.317)%	2/21/2018	246,118
			$1,762,842,734			$253,114,669

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 80.3%
Money Market Funds - 80.3%
88,718,320	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$88,718,320
82,300,008	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	82,300,008
179,113,243	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	179,113,243
97,954,673	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	97,954,673
23,157,150	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	23,157,150
	TOTAL SHORT TERM INVESTMENTS (Cost $471,243,394) (b)	$471,243,394

	TOTAL INVESTMENTS (Cost $471,243,394) - 80.3%	$471,243,394
	Other Assets in Excess of Liabilities - 19.7%	115,300,388
	TOTAL NET ASSETS - 100.0%	$586,543,782

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $471,243,394.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Russell 2000® Index	327,925	$377,072,186	(0.463)%	7/29/2016	$(24,097,785)
Deutsche Bank AG London	Russell 2000® Index	104,130	115,755,496	(0.363)%	1/27/2017	(11,492,427)
Citibank N.A.	Russell 2000® Index	318,557	374,177,133	(0.363)%	4/4/2017	(14,729,626)
Morgan Stanley Capital Services	Russell 2000® Index	59,960	67,805,466	(0.213)%	5/31/2017	(5,647,460)
BNP Paribas	Russell 2000® Index	19,157	22,304,418	(0.763)%	6/21/2017	(1,402,837)
BNP Paribas	Russell 2000® Index	20,000	21,329,053	(0.763)%	9/20/2017	(3,258,856)
BNP Paribas	Russell 2000® Index	45,000	48,739,890	(0.763)%	10/18/2017	(6,563,384)
BNP Paribas	Russell 2000® Index	64,750	72,829,744	(0.763)%	11/15/2017	(6,590,875)
Bank of America Merrill Lynch	Russell 2000® Index	264,535	299,897,365	(0.362)%	11/27/2017	(23,649,692)
Credit Suisse International	Russell 2000® Index	153,376	178,064,749	(0.763)%	12/7/2017	(9,587,584)
BNP Paribas	Russell 2000® Index	40,000	43,898,259	(0.763)%	12/20/2017	(5,110,862)
BNP Paribas	Russell 2000® Index	20,000	22,546,250	(0.763)%	1/16/2018	(1,901,346)
BNP Paribas	Russell 2000® Index	5,000	6,004,604	(0.763)%	2/21/2018	(98,826)
			$1,650,424,613			$(114,131,560)

Direxion Daily Brazil Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 2.7%
47,071	iShares MSCI Brazil Capped ETF	$1,564,640
	TOTAL INVESTMENT COMPANIES (Cost $1,564,953)	$1,564,640
SHORT TERM INVESTMENTS - 34.3%
Money Market Funds - 34.3%
6,380,915	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$6,380,915
7,282,909	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	7,282,909
1,445,593	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	1,445,593
2,860,143	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	2,860,143
2,222,828	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	2,222,828
	TOTAL SHORT TERM INVESTMENTS (Cost $20,192,388) (b)	$20,192,388

	TOTAL INVESTMENTS (Cost $21,757,341) - 37.0%	$21,757,028
	Other Assets in Excess of Liabilities - 63.0%	37,072,619
	TOTAL NET ASSETS - 100.0%	$58,829,647

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $20,192,388.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares MSCI Brazil Capped ETF	1,680,359	$31,884,538	(0.487)%	2/7/2017	$24,208,461
Morgan Stanley Capital Services	iShares MSCI Brazil Capped ETF	453,845	9,854,452	(0.037)%	3/23/2017	5,326,126
Bank of America Merrill Lynch	iShares MSCI Brazil Capped ETF	278,138	8,897,884	(0.488)%	4/25/2017	345,427
Deutsche Bank AG London	iShares MSCI Brazil Capped ETF	67,157	2,190,213	(0.087)%	5/11/2017	42,041
UBS Securities LLC	iShares MSCI Brazil Capped ETF	351,096	9,577,795	(0.487)%	5/11/2017	2,160,522
Credit Suisse International	iShares MSCI Brazil Capped ETF	2,431,994	47,561,006	(0.487)%	1/10/2018	33,675,198
			$109,965,888			$65,757,775

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 44.5%
158,026	iShares MSCI EAFE ETF	$9,168,669
	TOTAL INVESTMENT COMPANIES (Cost $9,062,919)	$9,168,669

SHORT TERM INVESTMENTS - 40.0%
Money Market Funds - 40.0%
2,995,102	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$2,995,102
2,726,695	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	2,726,695
2,513,407	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	2,513,407
	TOTAL SHORT TERM INVESTMENTS (Cost $8,235,204)(b)	$8,235,204

	TOTAL INVESTMENTS (Cost $17,298,123) - 84.5%	$17,403,873
	Other Assets in Excess of Liabilities - 15.5%	3,184,917
	TOTAL NET ASSETS - 100.0%	$20,588,790

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $8,235,204.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	152,655	$9,075,340	(0.888)%	5/25/2017	$(59,481)
Deutsche Bank AG London	iShares MSCI EAFE ETF	233,214	13,385,852	(0.687)%	5/30/2017	248,094
Citibank N.A.	iShares MSCI EAFE ETF	260,373	14,950,434	(0.737)%	11/17/2017	441,281
Credit Suisse International	iShares MSCI EAFE ETF	260,312	14,772,275	(0.687)%	11/21/2017	379,946
			$52,183,901			$1,009,840

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.0%
Money Market Funds - 79.0%
1,395,043	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$1,395,043
2,709,364	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	2,709,364
2,642,648	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	2,642,648
	TOTAL SHORT TERM INVESTMENTS (Cost $6,747,055) (b)	$6,747,055

	TOTAL INVESTMENTS (Cost $6,747,055) - 79.0%	$6,747,055
	Other Assets in Excess of Liabilities - 21.0%	1,789,665
	TOTAL NET ASSETS - 100.0%	$8,536,720

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $6,747,055.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	166,063	$10,541,440	0.588%	1/26/2017	$674,461
Citibank N.A.	iShares MSCI EAFE ETF	102,934	5,663,712	0.037%	2/7/2017	(384,875)
Credit Suisse International	iShares MSCI EAFE ETF	101,715	5,772,391	0.237%	11/8/2017	(128,795)
Deutsche Bank AG London	iShares MSCI EAFE ETF	70,698	3,804,972	0.187%	11/17/2017	(296,420)
			$25,782,515			$(135,629)

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.6%
38,188	iShares MSCI Emerging Markets ETF	$1,383,551
	TOTAL INVESTMENT COMPANIES (Cost $1,383,895)	$1,383,551

SHORT TERM INVESTMENTS - 61.1%
Money Market Funds - 61.4%
20,910,404	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$20,910,404
51,016,826	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	51,016,826
45,741,188	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	45,741,188
22,559,568	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	22,559,568
	TOTAL SHORT TERM INVESTMENTS (Cost $140,227,986) (b)	$140,227,986

	TOTAL INVESTMENTS (Cost $141,611,881) - 61.7%	$141,611,537
	Other Assets in Excess of Liabilities - 38.3%	87,800,749
	TOTAL NET ASSETS - 100.0%	$229,412,286

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $140,227,986.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	6,999,599	$244,005,534	(0.287)%	12/19/2016	$9,554,153
UBS Securities LLC	iShares MSCI Emerging Markets ETF	2,340,200	79,679,333	(0.487)%	1/20/2017	5,409,606
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	3,006,922	90,117,452	(0.588)%	3/28/2017	19,468,843
Citibank N.A.	iShares MSCI Emerging Markets ETF	3,045,258	104,552,019	(0.537)%	7/10/2017	6,178,793
BNP Paribas	iShares MSCI Emerging Markets ETF	1,982,140	65,093,031	(0.487)%	12/20/2017	1,333,073
BNP Paribas	iShares MSCI Emerging Markets ETF	568,344	19,247,977	(0.487)%	1/16/2018	6,667,731
BNP Paribas	iShares MSCI Emerging Markets ETF	1,015,895	33,539,921	(0.487)%	1/17/2018	3,250,444
			$636,235,267			$51,862,643

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 90.%
Money Market Funds - 90.0%
6,291,860	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$6,291,860
20,860,922	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	20,860,922
42,913,252	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	42,913,252
5,718	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	5,718
43,848,505	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	43,848,505
	TOTAL SHORT TERM INVESTMENTS (Cost $113,920,257)(b)	$113,920,257

	TOTAL INVESTMENTS (Cost $113,920,257) - 90.0%	$113,920,257
	Other Assets in Excess of Liabilities - 10.0%	12,689,112
	TOTAL NET ASSETS - 100.0%	$126,609,369

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $113,920,257.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation /
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares MSCI Emerging Markets ETF	635,458	$20,983,949	(0.163)%	2/24/2017	$(2,213,184)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	4,030,872	135,663,852	(0.013)%	4/10/2017	(10,816,132)
BNP Paribas	iShares MSCI Emerging Markets ETF	205,856	6,903,029	(0.013)%	12/19/2017	(557,015)
Credit Suisse International	iShares MSCI Emerging Markets ETF	2,464,133	84,951,977	(0.113)%	12/19/2017	(4,739,255)
BNP Paribas	iShares MSCI Emerging Markets ETF	2,963,954	96,729,068	(0.013)%	1/17/2018	(10,671,734)
BNP Paribas	iShares MSCI Emerging Markets ETF	183,575	6,537,443	(0.013)%	2/21/2018	(113,565)
			$351,769,318			$(29,110,885)

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 25.2%
900,912	iShares China Large-Cap ETF	$31,928,321
	TOTAL INVESTMENT COMPANIES (Cost $29,940,464)	$31,928,321

SHORT TERM INVESTMENTS - 49.7%
Money Market Funds - 49.7%
20,088,221	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$20,088,221
19,270,001	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	19,270,001
12,928,317	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	12,928,317
3,774,170	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	3,774,170
7,009,117	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	7,009,117
	TOTAL SHORT TERM INVESTMENTS (Cost $63,069,826) (b)	$63,069,826

	TOTAL INVESTMENTS (Cost $93,010,290) - 74.9%	$94,998,147
	Other Assets in Excess of Liabilities - 25.1%	31,809,724
	TOTAL NET ASSETS - 100.0%	$126,807,871

Percentages are stated as a percent of net assets.

(a)   Represents annualized seven-day yield at July 31, 2016.

(b)    All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $63,069,826.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	iShares China Large-Cap ETF	1,100,059	$38,769,381	(0.637)%	8/8/2016	$207,009
Morgan Stanley Capital Services	iShares China Large-Cap ETF	922,696	31,119,993	(0.737)%	11/8/2016	1,695,811
Citibank N.A.	iShares China Large-Cap ETF	3,301,916	100,373,228	(0.687)%	11/23/2016	17,126,452
Credit Suisse International	iShares China Large-Cap ETF	707,708	24,229,268	(0.837)%	12/12/2016	839,348
Bank of America Merrill Lynch	iShares China Large-Cap ETF	434,003	15,067,871	(0.688)%	1/26/2017	535,156
Deutsche Bank AG London	iShares China Large-Cap ETF	2,647,812	86,344,256	(0.537)%	2/20/2017	7,878,520
BNP Paribas	iShares China Large-Cap ETF	719,195	25,759,715	(0.737)%	4/19/2017	(407,828)
			$321,663,712			$27,874,468

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 77.3%
Money Market Funds - 77.3%
14,579	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$14,579
21,224,877	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	21,224,877
20,381,007	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	20,381,007
4,506,788	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	4,506,788
12,410,383	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	12,410,383
	TOTAL SHORT TERM INVESTMENTS (Cost $58,537,634) (b)	$58,537,634

	TOTAL INVESTMENTS (Cost $58,537,634) - 77.3%	$58,537,634
	Other Assets in Excess of Liabilities - 22.7%	17,182,738
	TOTAL NET ASSETS - 100.0%	$75,720,372

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $58,537,634.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	iShares China Large-Cap ETF	1,445,559	$50,048,020	0.087%	8/4/2016	$(1,181,040)
Credit Suisse International	iShares China Large-Cap ETF	1,031,843	35,167,324	(0.163)%	9/26/2016	(1,496,327)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	1,040,070	32,988,084	(0.113)%	2/6/2017	(4,136,668)
Deutsche Bank AG London	iShares China Large-Cap ETF	1,250,515	40,877,023	(0.063)%	2/27/2017	(3,611,338)
BNP Paribas	iShares China Large-Cap ETF	675,700	26,728,485	(0.063)%	5/17/2017	2,705,217
BNP Paribas	iShares China Large-Cap ETF	254,873	9,374,902	(0.063)%	6/21/2017	322,376
BNP Paribas	iShares China Large-Cap ETF	308,141	11,050,807	(0.063)%	7/19/2017	109,856
Bank of America Merrill Lynch	iShares China Large-Cap ETF	403,040	13,207,621	(0.012)%	11/27/2017	(1,175,658)
			$219,442,266			$(8,463,582)

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 3.3%
23,599	Vanguard FTSE Europe ETF	$1,139,595
	TOTAL INVESTMENT COMPANIES (Cost $1,157,979)	$1,139,595

SHORT TERM INVESTMENTS - 59.4%
Money Market Funds - 59.4%
8,261	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$8,261
4,156,496	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	4,156,496
3,388,310	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	3,388,310
13,200,309	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	13,200,309
	TOTAL SHORT TERM INVESTMENTS (Cost $20,753,376)(b)	$20,753,376

	TOTAL INVESTMENTS (Cost $21,911,355) - 62.7%	$21,892,971
	Other Assets in Excess of Liabilities - 37.3%	13,038,846
	TOTAL NET ASSETS - 100.0%	$34,931,817

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $20,753,376.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Vanguard FTSE Europe ETF	485,149	$23,646,863	(0.837)%	10/13/2016	$126,349
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	1,131,365	53,060,237	(0.738)%	10/26/2016	1,631,603
Credit Suisse International	Vanguard FTSE Europe ETF	530,032	24,731,163	(0.887)%	1/23/2017	1,372,406
			$101,438,263			$3,130,358

Direxion Daily India Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 4.7%
34,744	iShares MSCI India ETF	$1,026,685
119,044	PowerShares India Portfolio	2,466,592
28,758	WisdomTree India Earnings Fund	614,846
	TOTAL INVESTMENT COMPANIES (Cost $4,062,456)	$4,108,123

SHORT TERM INVESTMENTS - 63.8%
Money Market Funds - 63.8%
3,537,695	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$3,537,695
14,166,597	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	14,166,597
37,462,209	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	37,462,209
6	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	6
	TOTAL SHORT TERM INVESTMENTS (Cost $55,166,507)(b)	$55,166,507

	TOTAL INVESTMENTS (Cost $59,228,963) - 68.5%	$59,274,630
	Other Assets in Excess of Liabilities - 31.5%	27,245,957
	TOTAL NET ASSETS - 100.0%	$86,520,587

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $55,166,507.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	PowerShares India Portfolio	920,963	$17,685,568	(0.837)%	1/27/2017	$1,470,266
Deutsche Bank AG London	PowerShares India Portfolio	3,378,223	66,764,778	(0.737)%	2/28/2017	3,200,745
BNP Paribas	PowerShares India Portfolio	507,597	9,763,621	(0.737)%	10/18/2017	837,315
BNP Paribas	PowerShares India Portfolio	1,271,194	24,630,775	(0.737)%	11/15/2017	1,755,190
UBS Securities LLC	iShares MSCI India ETF	1,728,000	47,243,520	(1.037)%	12/13/2017	4,054,868
UBS Securities LLC	WisdomTree India Earnings Fund	1,325,000	26,102,500	(1.037)%	12/13/2017	2,360,732
BNP Paribas	PowerShares India Portfolio	24,266	462,117	(0.737)%	12/19/2017	42,023
BNP Paribas	PowerShares India Portfolio	2,207,762	42,358,793	(0.737)%	12/20/2017	3,496,655
BNP Paribas	PowerShares India Portfolio	187,313	3,609,351	(0.737)%	1/17/2018	268,708
			$238,621,023			$17,486,502

Direxion Daily Japan Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 28.8%
245,258	iShares MSCI Japan ETF	$2,957,811
	TOTAL INVESTMENT COMPANIES (Cost $2,730,511)	$2,957,811

SHORT TERM INVESTMENTS - 40.6%
Money Market Funds - 40.6%
830,000	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	$830,000
2,360,311	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	2,360,311
983,214	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	983,214
	TOTAL SHORT TERM INVESTMENTS (Cost $4,173,525) (b)	$4,173,525

	TOTAL INVESTMENTS (Cost $6,904,036) - 69.4%	$7,131,336
	Other Assets in Excess of Liabilities - 30.6%	3,148,487
	TOTAL NET ASSETS - 100.0%	$10,279,823

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $4,173,525.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	iShares MSCI Japan ETF	77,599	$961,452	(0.787)%	12/30/2016	$(16,340)
Credit Suisse International	iShares MSCI Japan ETF	968,626	11,424,267	(0.787)%	2/27/2017	280,555
Morgan Stanley Capital Services	iShares MSCI Japan ETF	435,934	5,154,665	(0.987)%	4/19/2017	100,097
BNP Paribas	iShares MSCI Japan ETF	829,807	9,663,678	(0.737)%	12/20/2017	330,192
			$27,204,062			$694,504

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 5.3%
34,041	iShares Latin America 40 ETF	$947,021
	TOTAL INVESTMENT COMPANIES (Cost $811,839)	$947,021
SHORT TERM INVESTMENTS - 56.5%
Money Market Funds - 56.5%
3,309,420	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$3,309,420
3,313,443	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	3,313,443
1,541,073	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	1,541,073
1,910,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	1,910,000
	TOTAL SHORT TERM INVESTMENTS (Cost $10,073,936) (b)	$10,073,936

	TOTAL INVESTMENTS (Cost $10,885,775) - 61.8%	$11,020,957
	Other Assets in Excess of Liabilities - 38.2%	6,807,380
	TOTAL NET ASSETS - 100.0%	$17,828,337

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated segregated amounted to $10,073,936.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares Latin America 40 ETF	260,322	$5,292,793	(0.687)%	12/19/2016	$1,973,026
Citibank N.A.	iShares Latin America 40 ETF	610,029	15,517,297	(0.737)%	1/9/2017	1,442,732
BNP Paribas	iShares Latin America 40 ETF	9,055	242,994	(0.737)%	2/15/2017	7,481
Deutsche Bank AG London	iShares Latin America 40 ETF	465,218	8,750,751	(0.737)%	2/20/2017	4,229,929
BNP Paribas	iShares Latin America 40 ETF	54,152	1,302,574	(0.737)%	3/15/2017	196,636
Morgan Stanley Capital Services	iShares Latin America 40 ETF	335,156	9,257,003	(1.037)%	8/2/2017	64,098
BNP Paribas	iShares Latin America 40 ETF	154,605	3,245,317	(0.737)%	9/20/2017	1,045,657
			$43,608,729			$8,959,559

Direxion Daily Russia Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 5.5%
509,064	Market Vectors® Russia ETF	$9,178,424
	TOTAL INVESTMENT COMPANIES (Cost $9,371,359)	$9,178,424

SHORT TERM INVESTMENTS - 59.4%
Money Market Funds - 59.4%
22,421,641	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$22,421,641
49,693,982	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	49,693,982
20,367,062	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	20,367,062
5,933,668	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	5,933,668
	TOTAL SHORT TERM INVESTMENTS (Cost $98,416,353) (b)	$98,416,353

	TOTAL INVESTMENTS (Cost $107,787,712) - 64.9%	$107,594,777
	Other Assets in Excess of Liabilities - 35.1%	58,133,352
	TOTAL NET ASSETS - 100.0%	$165,728,129

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $98,416,353.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Market Vectors® Russia ETF	11,152,085	$156,785,836	(0.937)%	11/15/2016	$43,628,468
Citibank N.A.	Market Vectors® Russia ETF	8,280,441	112,053,788	(0.987)%	3/17/2017	36,711,913
Bank of America Merrill Lynch	Market Vectors® Russia ETF	1,395,115	23,699,831	(0.938)%	3/28/2017	1,422,529
BNP Paribas	Market Vectors® Russia ETF	4,328,468	66,143,719	(0.737)%	9/20/2017	11,704,917
Deutsche Bank AG London	Market Vectors® Russia ETF	1,910,416	34,583,222	(0.987)%	11/20/2017	(144,422)
			$393,266,396			$93,323,405

Direxion Daily Russia Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.0%
Money Market Funds - 98.0%
8,895,959	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$8,895,959
17,170,790	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	17,170,790
23,092,080	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21%(a)	23,092,080
4,646,812	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20%(a)	4,646,812
	TOTAL SHORT TERM INVESTMENTS (Cost $53,805,641)(b)	$53,805,641

	TOTAL INVESTMENTS (Cost $53,805,641) - 98.0%	$53,805,641
	Other Assets in Excess of Liabilities - 2.0%	1,081,914
	TOTAL NET ASSETS - 100.0%	$54,887,555

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $53,805,641.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Market Vectors® Russia ETF	732,928	$10,412,624	0.337%	2/14/2017	$(2,789,208)
Deutsche Bank AG London	Market Vectors® Russia ETF	2,316,186	41,716,636	(0.013)%	3/1/2017	(44,388)
Citibank N.A.	Market Vectors® Russia ETF	1,666,783	25,933,852	(0.013)%	3/17/2017	(4,123,649)
BNP Paribas	Market Vectors® Russia ETF	2,186,663	34,090,106	0.087%	9/20/2017	(5,329,451)
BNP Paribas	Market Vectors® Russia ETF	1,376,873	23,636,181	0.087%	12/19/2017	(1,187,074)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	853,470	14,107,859	0.188%	12/20/2017	(1,277,950)
			$149,897,258			$(14,751,720)

Direxion Daily South Korea Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 100.0%
101,131	iShares MSCI South Korea Capped ETF	$5,628,951
	TOTAL INVESTMENT COMPANIES (Cost $5,165,575)	$5,628,951
SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
85	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$85
29	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	29
71	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	71
	TOTAL SHORT TERM INVESTMENTS (Cost $185) (b)	$185

	TOTAL INVESTMENTS (Cost $5,165,760) - 100.0%	$5,629,136
	Liabilities in Excess of Other Assets - 0.0%(†)	(264)
	TOTAL NET ASSETS - 100.0%	$5,628,872

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $185.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	202,262	$11,257,903	(0.794)%	8/18/2016	$—

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 10.7%
833,071	Energy Select Sector SPDR® Fund	$56,148,985
	TOTAL INVESTMENT COMPANIES (Cost $55,596,427)	$56,148,985

SHORT TERM INVESTMENTS - 49.8%
Money Market Funds - 49.8%
14,724,338	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$14,724,338
98,795,544	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	98,795,544
87,320,905	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21%(a)	87,320,905
9,862,080	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20%(a)	9,862,080
48,815,092	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	48,815,092
	TOTAL SHORT TERM INVESTMENTS (Cost $259,517,959)(b)	$259,517,959

	TOTAL INVESTMENTS (Cost $315,114,386) - 60.5%	$315,666,944
	Other Assets in Excess of Liabilities - 39.5%	205,727,451
	TOTAL NET ASSETS - 100.0%	$521,394,395

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $259,517,959.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Energy Select Sector Index	689,105	$382,475,290	(0.837)%	2/13/2017	$88,362,946
Morgan Stanley Capital Services	Energy Select Sector Index	381,541	216,739,782	(0.737)%	2/28/2017	43,849,720
UBS Securities LLC	Energy Select Sector Index	179,744	121,352,048	(0.737)%	3/16/2017	334,153
Citibank N.A.	Energy Select Sector Index	102,287	69,264,129	(0.737)%	3/24/2017	(96,972)
Deutsche Bank AG London	Energy Select Sector Index	311,732	212,760,992	(0.787)%	5/23/2017	(1,950,929)
Bank of America Merrill Lynch	Energy Select Sector Index	59,071	39,389,952	(0.788)%	5/25/2017	626,504
BNP Paribas	Energy Select Sector Index	99,792	63,443,128	(0.737)%	6/21/2017	4,752,685
BNP Paribas	Energy Select Sector Index	321,877	175,171,372	(0.737)%	8/16/2017	44,882,616
BNP Paribas	Energy Select Sector Index	84,848	46,898,079	(0.737)%	9/20/2017	10,935,730
			$1,327,494,772			$191,696,453

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.6%
Money Market Funds - 68.6%
4,474	Dreyfus Treasury Securities Cash Management, 0.18%(a)	$4,474
29,048,125	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	29,048,125
27,476,968	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21%(a)	27,476,968
1,562	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20%(a)	1,562
	TOTAL SHORT TERM INVESTMENTS (Cost $56,531,129)(b)	$56,531,129

	TOTAL INVESTMENTS (Cost $56,531,129) - 68.6%	$56,531,129
	Other Assets in Excess of Liabilities - 31.4%	25,883,407
	TOTAL NET ASSETS - 100.0%	$82,414,536

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $56,531,129.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Energy Select Sector Index	108,140	$68,253,318	0.437%	2/10/2017	$(5,248,561)
Deutsche Bank AG London	Energy Select Sector Index	57,564	39,065,505	0.237%	3/23/2017	126,185
Credit Suisse International	Energy Select Sector Index	109,145	94,221,727	0.287%	11/30/2017	16,294,160
BNP Paribas	Energy Select Sector Index	55,763	37,228,296	0.187%	1/16/2018	(496,690)
BNP Paribas	Energy Select Sector Index	35,000	23,917,216	0.187%	2/21/2018	242,668
			$262,686,062			$10,917,762

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 26.0%
Accommodation - 0.1%
55,232	Host Hotels & Resorts, Inc.	$979,816

Administrative and Support Services - 1.6%
2,726	Dun & Bradstreet Corp.	352,336
8,890	Equifax, Inc.	1,177,569
19,523	Iron Mountain, Inc.	804,543
12,711	Moody’s Corp.	1,347,493
85,055	PayPal Holdings, Inc. (a)	3,167,448
3,972	TransUnion (a)	129,964
143,320	Visa, Inc. Class A	11,186,126
		18,165,479
Amusement, Gambling, and Recreation Industries - 0.1%
11,507	Global Payments, Inc.	859,112

Computer and Electronic Product Manufacturing - 0.0%(†)
6,625	CoreLogic, Inc. (a)	266,855

Credit Intermediation and Related Activities - 9.5%
33,299	Ally Financial, Inc.	600,714
60,133	American Express Co.	3,876,173
11,779	Ameriprise Financial, Inc.	1,128,899
11,179	Associated Banc-Corp	207,929
773,065	Bank Of America Corp.	11,201,712
3,179	Bank of Hawaii Corp.	219,097
78,693	Bank Of New York Mellon Corp.	3,100,504
7,439	BankUnited, Inc.	223,319
61,103	BB&T Corp.	2,252,868
1,922	BOK Financial Corp.	125,372
38,357	Capital One Financial Corp.	2,572,988
14,931	CIT Group, Inc.	516,015
220,852	Citigroup, Inc.	9,675,526
39,749	Citizens Financial Group, Inc.	887,595
13,092	Comerica, Inc.	592,282
6,230	Commerce Bancshares, Inc.	294,617
619	Credit Acceptance Corp. (a)	111,835
3,981	Cullen/Frost Bankers, Inc.	270,270
30,828	Discover Financial Services	1,752,264
10,756	East West Bancorp, Inc.	368,070
3,737	Euronet Worldwide, Inc. (a)	284,984
24,373	Fidelity National Information Services, Inc.	1,938,385
57,370	Fifth Third Bancorp	1,088,883
17,272	First Horizon National Corp.	251,480
10,937	First Republic Bank	783,855
6,871	FleetCor Technologies, Inc. (a)	1,042,193
59,492	Huntington Bancshares, Inc.	565,174
273,813	JPMorgan Chase & Co.	17,515,818
80,916	KeyCorp	946,717
11,222	M&T Bank Corp.	1,285,592
72,472	MasterCard, Inc. Class A	6,902,233
35,590	New York Community Bancorp, Inc.	514,276
15,537	Northern Trust Corp.	1,050,146
3,967	OneMain Holdings, Inc. (a)	114,408
8,895	PacWest Bancorp	367,808
23,178	People’s United Financial, Inc.	351,379
37,535	PNC Financial Services Group, Inc.	3,102,268
7,676	Popular, Inc.	258,604
95,185	Regions Financial Corp.	872,846
7,906	Santander Consumer USA Holdings, Inc. (a)	86,887
3,960	Signature Bank (a)	476,150
31,931	SLM Corp. (a)	229,584
29,628	State Street Corp.	1,948,930
37,663	SunTrust Banks, Inc.	1,592,768
3,881	SVB Financial Group (a)	389,730
62,790	Synchrony Financial (a)	1,750,585
9,328	Synovus Financial Corp.	283,944
11,768	TCF Financial Corp.	159,927
4,280	TFS Financial Corp.	77,896
122,087	U.S. Bancorp	5,148,409
343,700	Wells Fargo & Co.	16,487,289
6,995	Western Alliance Bancorp (a)	238,040
36,920	Western Union Co.	738,400
15,092	Zions Bancorporation	420,765
		109,244,402
Data Processing, Hosting and Related Services - 0.2%
23,459	First Data Corp. (a)	290,892
16,658	Fiserv, Inc. (a)	1,838,377
12,458	Total System Services, Inc.	634,361
		2,763,630

Funds, Trusts, and Other Financial Vehicles - 0.0%(†)
14,051	Chimera Investmentt Corp.	235,776
13,456	Northstar Reality Financial Corp.	180,310
		416,086
Insurance Carriers and Related Activities - 5.6%
30,202	Aflac, Inc.	2,183,000
1,115	Alleghany Corp. (a)	606,002
6,557	Allied World Assurance Co. Holdings AG	268,771
28,097	Allstate Corp.	1,919,868
5,126	American Financial Group, Inc.	374,711
83,391	American International Group, Inc.	4,539,806
550	American National Insurance Co.	62,893
6,616	Amtrust Financial Services, Inc.	157,924
19,754	Aon PLC	2,115,061
8,599	Arch Capital Group Ltd. (a)	624,545
13,159	Arthur J. Gallagher & Co.	647,291
4,505	Aspen Insurance Holdings Ltd.	207,050
4,631	Assurant, Inc.	384,419
9,973	Assured Guaranty Ltd.	267,177
6,855	Axis Capital Holdings Ltd.	381,001
142,240	Berkshire Hathaway, Inc. Class B (a)	20,520,965
8,725	Brown & Brown, Inc.	319,859
34,749	Chubb Limited	4,352,660
11,246	Cincinnati Financial Corp.	840,076
2,028	CNA Financial Corp.	64,551
4,791	Endurance Specialty Holdings Ltd.	324,015
1,827	Erie Indemnity Co. Class A	178,480
3,142	Everest Re Group Ltd.	593,869
7,990	First American Financial Corp.	334,062
19,693	FNF Group	741,835
3,169	Hanover Insurance Group, Inc.	260,935
29,383	Hartford Financial Services Group, Inc.	1,170,913
17,918	Lincoln National Corp.	782,479
21,016	Loews Corp.	868,591
1,024	Markel Corp. (a)	971,520
39,173	Marsh & McLennan Companies, Inc.	2,575,625
2,040	Mercury General Corp.	112,955
69,910	MetLife, Inc.	2,987,953
18,121	Old Republic International Corp.	351,185
20,079	Principal Financial Group, Inc.	936,284
3,938	ProAssurance Corp.	203,437
43,663	Progressive Corp.	1,419,484
33,214	Prudential Financial, Inc.	2,500,682
4,789	Reinsurance Group of America, Inc.	475,308
3,169	RenaissanceRe Holdings Ltd.	372,421
8,910	Torchmark Corp.	551,262
21,931	Travelers Companies, Inc.	2,548,821
17,852	Unum Group	596,435
5,633	Validus Holdings Ltd.	278,439
15,334	Voya Financial, Inc.	393,010
7,183	W.R. Berkley Corp.	417,979
352	White Mountains Insurance Group Ltd.	289,105
20,787	XL Group Ltd.	719,438
		64,794,152
Professional, Scientific, and Technical Services - 0.3%
4,330	Alliance Data Systems Corp. (a)	1,002,914
8,831	Broadridge Financial Solutions, Inc.	597,682
2,999	FactSet Research System, Inc.	515,708
5,904	Jack Henry & Associates, Inc.	526,932
6,441	LPL Investment Holdings, Inc.	173,585
2,891	WEX, Inc. (a)	270,829
		3,087,650
Publishing Industries (except Internet) - 0.1%
3,876	Square, Inc. (a)	39,032
22,521	Thomson Reuters Corp.	948,359
		987,391
Real Estate - 5.3%
5,779	Alexandria Real Estate Equities, Inc.	648,982
9,796	American Campus Communities, Inc.	529,670
24,875	American Capital Agency Corp.	487,301
12,476	American Homes 4 Rent	270,729
31,676	American Tower Corp.	3,667,131
76,343	Annaly Capital Management, Inc.	838,246
11,681	Apartment Investment & Management Co. Class A	536,976
12,317	Apple Hospitality REIT, Inc.	250,897
10,292	AvalonBay Communities, Inc.	1,910,710
11,489	Boston Properties, Inc.	1,632,932
12,892	Brandywine Realty Trust	217,488
14,340	Brixmor Property Group, Inc.	407,256
6,406	Camden Property Trust	573,914
6,285	Care Capital Properties, Inc.	185,910
22,497	CBRE Group, Inc. Class A (a)	640,040
13,303	CubeSmart	395,232
9,271	Columbia Property Trust, Inc.	225,285
9,155	Communications Sales & Leasing, Inc.	284,537
7,078	Corporate Office Properties Trust	212,057
8,757	Corrections Corporation of America	280,662

6,749	DCT Industrial Trust, Inc.	338,935
23,067	DDR Corp.	455,343
11,025	Digital Realty Trust, Inc.	1,151,671
10,482	Douglas Emmett, Inc.	398,735
25,955	Duke Realty Corp.	747,244
9,095	Empire State Realty Trust, Inc.	190,904
4,727	EPR Properties	397,163
9,150	Equity Commonwealth (a)	274,683
5,728	Equity Lifestyle Properties, Inc.	471,071
6,859	Equity One, Inc.	228,199
26,757	Equity Residential	1,819,208
4,891	Essex Property Trust, Inc.	1,143,907
9,039	Extra Space Storage, Inc.	777,535
5,299	Federal Realty Investment Trust	899,240
17,126	Forest City Realty Trust, Inc.	405,030
14,034	Gaming & Leisure Properties, Inc.	502,838
43,221	General Growth Properties, Inc.	1,380,911
35,101	HCP, Inc.	1,377,012
10,135	Healthcare Trust of America, Inc. Class A	345,097
7,181	Highwoods Properties, Inc.	400,125
11,221	Hospitality Properties Trust	358,062
2,710	Howard Hughes Corp. (a)	323,737
3,375	Jones Lang LaSalle, Inc.	369,461
6,785	Kilroy Realty Corp.	496,730
30,282	Kimco Realty Corp.	972,052
10,956	Liberty Property Trust	453,359
10,763	Macerich Co.	960,490
27,731	MFA Financial, Inc.	208,537
5,647	Mid-America Apartment Communities, Inc.	598,695
10,712	National Retail Properties, Inc.	569,450
13,828	Northstar Asset Management Group, Inc.	164,000
13,803	Omega Healthcare Investors, Inc.	476,204
13,505	Paramount Group, Inc.	238,093
10,854	Piedmont Office Realty Trust, Inc. Class A	238,137
3,947	Post Properties, Inc.	250,990
39,198	Prologis, Inc.	2,135,899
11,085	Public Storage	2,648,428
9,197	Rayonier, Inc.	250,342
10,839	Realogy Holdings Corp. (a)	335,901
19,346	Realty Income Corp.	1,382,659
7,729	Regency Centers Corp.	656,424
17,802	Retail Properties of America, Inc. Class A	313,849
17,649	Senior Housing Properties Trust	391,984
23,136	Simon Property Group, Inc.	5,252,797
7,316	SL Green Realty Corp.	861,971
3,425	Sovran Self Storage, Inc.	350,617
35,951	Spirit Reality Capital, Inc.	491,450
17,380	Starwood Property Trust, Inc.	378,884
4,684	Sun Communities, Inc.	370,739
6,988	Tanger Factory Outlet Centers, Inc.	291,679
4,386	Taubman Centers, Inc.	354,915
25,924	Two Harbors Investment Corp.	226,835
19,885	UDR, Inc.	740,319
25,369	Ventas, Inc.	1,932,103
68,085	VEREIT, Inc.	753,020
12,883	Vornado Realty Trust	1,383,634
8,729	Weingarten Realty Investors	377,006
26,817	Welltower, Inc.	2,127,393
55,672	Weyerhaeuser Co.	1,821,588
7,764	WP Carey Inc.	564,055
3,837	Zillow Group, Inc. Class A (a)	151,216
7,685	Zillow Group, Inc. Class C (a)	301,636
		61,426,146
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.7%
4,035	Affiliated Managers Group (a)	592,257
2,789	Artisan Partners Asset Management, Inc.	77,980
9,392	BlackRock, Inc.	3,439,820
6,071	CBOE Holdings, Inc.	417,685
87,565	Charles Schwab Corp.	2,488,597
25,383	CME Group, Inc.	2,595,158
20,938	E*TRADE Financial Corp. (a)	525,125
8,223	Eaton Vance Corp.	310,912
7,003	Federated Investors, Inc. Class B	221,085
27,076	Franklin Resources, Inc.	979,880
29,001	Goldman Sachs Group, Inc.	4,605,649
4,738	Interactive Brokers Group, Inc. Class A	165,072
8,840	IntercontinentalExchange, Inc.	2,335,528
30,863	Invesco Ltd. (a)	900,582
9,551	Lazard Ltd. Class A	341,353
7,883	Legg Mason, Inc.	269,126
2,747	MarketAxess Holdings, Inc.	444,080
107,279	Morgan Stanley	3,082,126
1,341	Morningstar, Inc.	113,422
6,826	MSCI, Inc. Class A	587,309
8,406	NASDAQ OMX Group, Inc.	594,808
24,665	Navient Corp.	350,243

9,479	Raymond James Financial, Inc.	520,397
19,803	S&P Global, Inc.	2,419,926
9,574	SEI Investments Co.	430,830
11,308	STORE Capital Corp.	352,697
18,217	T. Rowe Price Group, Inc.	1,287,760
18,651	TD Ameritrade Holding Corp.	566,244
11,619	Vantiv, Inc. Class A (a)	636,373
		31,652,024
Telecommunications - 0.4%
25,238	Crown Castle International Corp.	2,448,843
5,298	CyrusOne, Inc.	290,436
5,196	Equinix, Inc.	1,937,433
		4,676,712
Wood Product Manufacturing - 0.1%
24,653	Leucadia National Corp.	450,164
	TOTAL COMMON STOCKS (Cost $310,596,618)	$299,769,619

SHORT TERM INVESTMENTS - 48.5%
Money Market Funds - 48.5%
58,043,339	Dreyfus Treasury Securities Cash Management, 0.18% (b)	$58,043,339
88,419,881	Fidelity Investments Money Market Government Portfolio, 0.25%(b)	88,419,881
175,540,888	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21%(b)	175,540,888
133,817,369	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20%(b)	133,817,369
103,088,719	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (b)	103,088,719
	TOTAL SHORT TERM INVESTMENTS (Cost $558,910,196)(c)	$558,910,196

TOTAL INVESTMENTS (Cost $869,506,814) - 74.5%	$858,679,815
Other Assets in Excess of Liabilities - 25.5%	293,352,980
TOTAL NET ASSETS - 100.0%	$1,152,032,795

Percentages are stated as a percent of net assets.

(†)   Less than 0.05%.

(a)   Non-income producing security.

(b)   Represents annualized seven-day yield at July 31, 2016.

(c)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $558,991,196.

Direxion Daily Financial Bull 3X Shares
Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Russell 1000® Financial Services Index	290,064	$359,741,721	(0.887)%	1/17/2017	$28,235,470
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	445,523	535,170,619	(0.788)%	1/26/2017	60,663,180
Citibank N.A.	Russell 1000® Financial Services Index	244,241	290,202,600	(0.887)%	2/21/2017	36,586,604
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	351,160	450,812,735	(0.887)%	4/4/2017	16,628,551
Deutsche Bank AG London	Russell 1000® Financial Services Index	324,634	416,351,872	(0.787)%	4/18/2017	15,823,269
BNP Paribas	Russell 1000® Financial Services Index	4,533	5,375,304	(0.837)%	8/16/2017	693,209
BNP Paribas	Russell 1000® Financial Services Index	96,790	114,264,213	(0.837)%	9/20/2017	15,239,805
BNP Paribas	Russell 1000® Financial Services Index	86,840	113,398,156	(0.837)%	11/15/2017	2,514,504
BNP Paribas	Russell 1000® Financial Services Index	107,355	139,225,648	(0.837)%	12/20/2017	3,901,107
Credit Suisse International	Russell 1000® Financial Services Index	422,040	535,191,784	(0.847)%	3/13/2018	31,095,137
			$2,959,734,652			$211,380,836

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 84.6%
Money Market Funds - 84.6%
29,529,181	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$29,529,181
72,946,342	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	72,946,342
137,982,275	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21%(a)	137,982,275
13,856,831	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20%(a)	13,856,831
25,667,755	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	25,667,755
	TOTAL SHORT TERM INVESTMENTS (Cost $279,982,384)(b)	$279,982,384

	TOTAL INVESTMENTS (Cost $279,982,384) - 84.6%	$279,982,384
	Other Assets in Excess of Liabilities - 15.4%	51,011,037
	TOTAL NET ASSETS - 100.0%	$330,993,421

Percentages are stated as a percent of net assets.

(a)   Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $279,982,384.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Russell 1000® Financial Services Index	272,890	$336,752,670	0.337%	1/9/2017	$(28,823,994)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	69,493	87,165,868	0.187%	1/18/2017	(5,392,492)
Citibank N.A.	Russell 1000® Financial Services Index	74,236	90,275,483	0.137%	2/21/2017	(9,270,570)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	37,016	47,456,255	0.088%	3/28/2017	(1,867,378)
Deutsche Bank AG London	Russell 1000® Financial Services Index	51,871	65,363,096	0.087%	8/21/2017	(3,699,565)
BNP Paribas	Russell 1000® Financial Services Index	81,834	102,543,806	(0.113)%	1/17/2018	(6,464,377)
BNP Paribas	Russell 1000® Financial Services Index	15,510	20,587,687	(0.113)%	2/21/2018	(49,907)
Credit Suisse International	Russell 1000® Financial Services Index	143,756	172,137,238	0.087%	3/13/2018	(20,162,740)
			$922,282,103			$(75,731,023)

Direxion Daily Gold Miners Index Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 33.2%
19,374,614	Market Vectors® Gold Miners ETF	$592,669,442
	TOTAL INVESTMENT COMPANIES (Cost $582,954,136)	$592,669,442

SHORT TERM INVESTMENTS - 44.1%
Money Market Funds - 44.1%
174,338,564	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$174,338,564
180,825,419	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	180,825,419
245,732,170	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	245,732,170
46,430,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	46,430,000
139,385,706	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	139,385,706
	TOTAL SHORT TERM INVESTMENTS (Cost $786,711,859) (b)	$786,711,859

	TOTAL INVESTMENTS (Cost $1,369,665,995) - 77.3%	$1,379,381,301
	Other Assets in Excess of Liabilities - 22.7%	404,441,629
	TOTAL NET ASSETS - 100.0%	$1,783,822,930

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $786,711,859.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Market Vectors® Gold Miners ETF	24,875,963	$482,879,162	(0.987)%	1/23/2017	$276,457,380
Citibank N.A.	Market Vectors® Gold Miners ETF	27,931,180	837,253,438	(0.937)%	3/16/2017	16,788,156
Bank of America Merrill Lynch	Market Vectors® Gold Miners ETF	7,000,000	185,712,135	(0.888)%	3/28/2017	28,247,976
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	23,834,525	619,449,191	(1.037)%	4/19/2017	108,914,119
BNP Paribas	Market Vectors® Gold Miners ETF	9,693,051	147,098,269	(0.837)%	8/16/2017	148,897,082
BNP Paribas	Market Vectors® Gold Miners ETF	9,376,515	172,618,598	(0.837)%	9/20/2017	113,660,026
Credit Suisse International	Market Vectors® Gold Miners ETF	20,226,975	601,550,236	(1.046)%	1/29/2018	17,168,349
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	32,627,443	974,540,900	(0.944)%	1/30/2018	23,437,594
			$4,021,101,929			$733,570,682

Direxion Daily Gold Miners Index Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.3%
Money Market Funds - 95.3%
68,015,023	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$68,015,023
30,853,025	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	30,853,025
55,946,307	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	55,946,307
65,150,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	65,150,000
29,520,965	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	29,520,965
	TOTAL SHORT TERM INVESTMENTS (Cost $249,485,320) (b)	$249,485,320

	TOTAL INVESTMENTS (Cost $249,485,320) - 95.3%	$249,485,320
	Other Assets in Excess of Liabilities - 4.7%	12,421,690
	TOTAL NET ASSETS - 100.0%	$261,907,010

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $249,485,320.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	3,181,314	$88,782,731	0.337%	1/25/2017	$(8,527,686)
Citibank N.A.	Market Vectors® Gold Miners ETF	11,194,400	331,081,403	0.337%	2/13/2017	(11,300,369)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	2,311,425	52,288,998	0.137%	3/17/2017	(18,407,569)
Bank of America Merrill Lynch	Market Vectors® Gold Miners ETF	5,500,000	131,136,267	0.288%	3/28/2017	(37,028,260)
BNP Paribas	Market Vectors® Gold Miners ETF	1,000,000	27,954,408	0.237%	2/20/2018	(2,632,750)
BNP Paribas	Market Vectors® Gold Miners ETF	2,500,000	69,311,135	0.237%	2/21/2018	(7,161,122)
			$700,554,942			$(85,057,756)

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 25.0%
834,459	Health Care Select Sector SPDR® Fund	$62,793,040
	TOTAL INVESTMENT COMPANIES (Cost $59,206,126)	$62,793,040

SHORT TERM INVESTMENTS - 53.6%
Money Market Funds - 53.6%
67,242,268	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$67,242,268
6,238,759	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	6,238,759
55,848,350	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	55,848,350
5,166,580	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	5,166,580
	TOTAL SHORT TERM INVESTMENTS (Cost $134,495,957) (b)	$134,495,957

	TOTAL INVESTMENTS (Cost $193,702,083) - 78.6%	$197,288,997
	Other Assets in Excess of Liabilities - 21.4%	53,517,979
	TOTAL NET ASSETS - 100.0%	$250,806,976

Percentages are stated as a percent of net assets.

(a)    Represents annualized seven-day yield at July 31, 2016.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $134,495,957.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Health Care Select Sector SPDR® Fund	455,524	$333,630,333	(0.787)%	7/6/2017	$10,275,750
Credit Suisse International	Health Care Select Sector SPDR® Fund	87,802	65,056,672	(0.837)%	8/7/2017	1,235,270
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	42,166	30,882,800	(0.737)%	10/3/2017	952,257
BNP Paribas	Health Care Select Sector SPDR® Fund	299,448	219,318,710	(0.737)%	1/17/2018	6,757,751
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	28,474	20,854,642	(0.788)%	1/26/2018	642,302
			$669,743,157			$19,863,330

Direxion Daily Healthcare Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 76.5%
Money Market Funds - 76.5%
274,381	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$274,381
850,955	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	850,955
10,115	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	10,115
	TOTAL SHORT TERM INVESTMENTS (Cost $1,135,451) (b)	$1,135,451

	TOTAL INVESTMENTS (Cost $1,135,451) - 76.5%	$1,135,451
	Other Assets in Excess of Liabilities - 23.5%	349,584
	TOTAL NET ASSETS - 100.0%	$1,485,035

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $1,135,451.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Health Care Select Sector SPDR® Fund	432	$316,449	0.287%	7/6/2017	$(9,803)
Credit Suisse International	Health Care Select Sector SPDR® Fund	5,206	3,815,178	0.137%	8/7/2017	(117,048)
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	263	192,624	0.188%	1/26/2018	(6,013)
			$4,324,251			$(132,864)

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 22.9%
24,500	iShares U.S. Home Construction ETF	$709,275
	TOTAL INVESTMENT COMPANIES (Cost $702,321)	$709,275
SHORT TERM INVESTMENTS - 24.9%
Money Market Funds - 24.9%
330,000	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	$330,000
180,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	180,000
260,204	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	260,204
	TOTAL SHORT TERM INVESTMENTS (Cost $770,204) (b)	$770,204

	TOTAL INVESTMENTS (Cost $1,472,525) - 47.8%	$1,479,479
	Other Assets in Excess of Liabilities - 52.2%	1,615,766
	TOTAL NET ASSETS - 100.0%	$3,095,245

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $770,204.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	637	$3,039,840	(0.887)%	9/20/2016	$250,912
Morgan Stanley Capital Services	Dow Jones U.S. Select Home Construction Index	394	1,680,604	(0.787)%	12/28/2016	356,494
Deutsche Bank AG London	Dow Jones U.S. Select Home Construction Index	508	2,556,759	(0.687)%	5/19/2017	68,062
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	121	631,363	(0.738)%	1/26/2018	(6,203)
			$7,908,566			$669,265

Direxion Daily Homebuilders & Supplies Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.8%
Money Market Funds - 74.8%
8,399	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$8,399
1,825,370	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	1,825,370
772	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	772
90,446	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	90,446
271,168	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	271,168
	TOTAL SHORT TERM INVESTMENTS (Cost $2,196,155) (b)	$2,196,155

	TOTAL INVESTMENTS - (Cost $2,196,155) - 74.8%	$2,196,155
	Other Assets in Excess of Liabilities - 25.2%	739,577
	TOTAL NET ASSETS - 100.0%	$2,935,732

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $2,196,155.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	1,442	$7,634,302	(0.063)%	9/20/2016	$116,536
Morgan Stanley Capital Services	Dow Jones U.S. Select Home Construction Index	71	369,690	0.137%	2/14/2017	2,799
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	191	972,139	0.038%	7/26/2017	(15,122)
			$8,976,131			$104,213

Direxion Daily Junior Gold Miners Index Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 45.7%
6,064,238	VanEck VectorsTM Junior Gold Miners ETF	$303,697,039
	TOTAL INVESTMENT COMPANIES (Cost $278,979,982)	$303,697,039

SHORT TERM INVESTMENTS - 44.8%
Money Market Funds - 44.8%
52,357,107	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$52,357,107
102,071,809	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	102,071,809
125,059,591	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	125,059,591
17,886,503	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	17,886,503
	TOTAL SHORT TERM INVESTMENTS (Cost $297,375,010)(b)	$297,375,010

	TOTAL INVESTMENTS - 90.5% (Cost $576,354,992)	$601,072,049
	Other Assets in Excess of Liabilities - 9.5%	63,149,998
	TOTAL NET ASSETS - 100.0%	$664,222,047

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $297,375,010.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	VanEck VectorsTM Junior Gold Miners ETF	3,963,789	$76,941,799	(0.937)%	8/23/2016	$121,201,748
Morgan Stanley Capital Services	VanEck VectorsTM Junior Gold Miners ETF	2,725,659	79,446,827	(1.237)%	1/3/2017	56,744,099
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	8,158,302	295,563,784	(0.837)%	7/19/2017	112,629,650
Citibank N.A.	VanEck VectorsTM Junior Gold Miners ETF	6,236,524	286,909,400	(0.787)%	1/5/2018	25,263,982
Deutsche Bank AG London	VanEck VectorsTM Junior Gold Miners ETF	10,382,186	487,088,155	(0.987)%	1/9/2018	32,747,687
UBS Securities, LLC	VanEck VectorsTM Junior Gold Miners ETF	2,259,248	108,760,199	(0.994)%	1/26/2018	4,379,021
			$1,334,710,164			$352,966,187

Direxion Daily Junior Gold Miners Index Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 121.3%
Money Market Funds - 121.3%
16,897,760	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$16,897,760
21,784,155	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	21,784,155
22,458,754	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	22,458,754
15,361,192	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	15,361,192
	TOTAL SHORT TERM INVESTMENTS (Cost $76,501,861) (b)	$76,501,861

	TOTAL INVESTMENTS (Cost $76,501,861) - 121.3%	$76,501,861
	Liabilities in Excess of Other Assets - (21.3)%	(13,430,715)
	TOTAL NET ASSETS - 100.0%	$63,071,146

Percentages are stated as a percent of net assets.

(a)    Represents annualized seven-day yield at July 31, 2016.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $76,501,861.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	VanEck VectorsTM Junior Gold Miners ETF	614,562	$27,081,731	0.087%	1/25/2017	$(3,695,127)
Morgan Stanley Capital Services	VanEck VectorsTM Junior Gold Miners ETF	596,596	17,630,796	0.137%	3/9/2017	(12,241,441)
Citibank N.A.	VanEck VectorsTM Junior Gold Miners ETF	1,092,423	47,860,307	0.137%	7/10/2017	(6,846,629)
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	469,355	16,987,253	0.037%	7/19/2017	(6,522,155)
Credit Suisse International	VanEck VectorsTM Junior Gold Miners ETF	605,608	25,105,602	0.137%	12/18/2017	(5,220,888)
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	400,000	17,568,486	0.037%	2/20/2018	(2,463,314)
			$152,234,175			$(36,989,554)

Direxion Daily Natural Gas Related Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 9.1%
Administrative and Support Services - 0.2%
7,112	Memorial Resource Development Corp. (a)	$106,538
Oil and Gas Extraction - 7.1%
8,044	Anadarko Petroleum Corp.	438,639
12,854	Cabot Oil & Gas Corp.	317,108
2,355	Cimarex Energy Co.	282,647
2,980	Concho Resources, Inc. (a)	370,116
9,012	Continental Resources, Inc. (a)	396,979
10,655	Devon Energy Corp.	407,873
48,646	Encana Corp.	391,600
5,061	Gulfport Energy Corp. (a)	147,224
2,741	Matador Resources Co. (a)	57,808
5,897	Newfield Exploration Co. (a)	255,340
9,294	Noble Energy, Inc.	331,982
2,319	PDC Energy, Inc. (a)	127,012
7,876	QEP Resources, Inc.	143,343
5,844	Range Resources Corp.	235,572
2,124	Rice Energy, Inc. (a)	49,532
2,635	SM Energy Co.	71,488
15,230	Southwestern Energy Co. (a)	222,053
4,736	Unit Corp. (a)	59,200
9,578	WPX Energy, Inc. (a)	95,684
		4,401,200
Petroleum and Coal Products Manufacturing - 0.4%
14,753	Statoil ASA ADR	234,720

Support Activities for Mining - 0.3%
7,866	Antero Resources Corp. (a)	206,011
3,932	Synergy Resources Corp. (a)	25,597
		231,608
Utilities - 1.0%
3,804	EQT Corp.	277,159
8,765	Kinder Morgan, Inc.	178,193
4,177	Spectra Energy Corp.	150,247
		605,599
Water Transportation - 0.1%
2,464	Golar LNG Ltd.	41,789
	TOTAL COMMON STOCKS
	(Cost $5,521,778)	$5,621,454

MASTER LIMITED PARTNERSHIPS - 0.8%
Oil and Gas Extraction - 0.8%
3,087	Enbridge Energy Partners LP	$72,113
754	EQT Midstream Partners LP	60,177
271	NuStar Energy LP	13,590
2,583	ONEOK Partners LP	103,914
1,803	Spectra Energy Partners LP	87,878
564	Western Gas Partners LP	28,736
3,791	Williams Partners LP	141,556
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $502,705)	$507,964

SHORT TERM INVESTMENTS - 58.2%
Money Market Funds - 58.2%
7,792,613	Dreyfus Treasury Securities Cash Management, 0.18% (b)	$7,792,613
12,638,245	Fidelity Investments Money Market Government Portfolio, 0.25% (b)	12,638,245
8,482,925	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (b)	8,482,925
7,329,590	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (b)	7,329,590
	TOTAL SHORT TERM INVESTMENTS
	(Cost $36,243,373) (c)	$36,243,373

	TOTAL INVESTMENTS - 68.1%
	(Cost $42,267,856)	$42,372,791
	Other Assets in Excess of Liabilities - 31.9%	19,849,965
	TOTAL NET ASSETS - 100.0%	$62,222,756

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at July 31, 2016.

(c) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $36,243,373.

ADR - American Depository Receipt

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	1,606,167	$46,945,470	(0.787)%	8/23/2016	$804,126
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	804,763	19,868,905	(0.637)%	1/17/2017	4,139,020
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	1,265,147	37,682,676	(0.637)%	4/18/2017	(48,313)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	1,387,569	38,944,264	(0.687)%	5/19/2017	2,422,858
BNP Paribas	ISE-Revere Natural Gas IndexTM	352,414	10,482,764	(0.737)%	12/20/2017	(802)
BNP Paribas	ISE-Revere Natural Gas IndexTM	300,000	8,828,366	(0.737)%	1/16/2018	96,140
BNP Paribas	ISE-Revere Natural Gas IndexTM	353,259	10,543,731	(0.737)%	1/17/2018	(46,527)
			$173,296,176			$7,366,502

Direxion Daily Natural Gas Related Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.6%
Money Market Funds - 85.6%
473,649	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$473,649
1,350,702	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	1,350,702
810,603	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	810,603
2,902,267	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	2,902,267
	TOTAL SHORT TERM INVESTMENTS (Cost $5,537,221) (b)	$5,537,221

	TOTAL INVESTMENTS (Cost $5,537,221) - 85.6%	$5,537,221
	Other Assets in Excess of Liabilities - 14.4%	930,786
	TOTAL NET ASSETS - 100.0%	$6,468,007

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,537,221.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	52,772	$1,537,552	(0.563)%	3/10/2017	$(33,286)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	307,239	9,090,681	(0.813)%	5/1/2017	(55,970)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	186,773	6,153,302	(0.013)%	6/5/2017	550,507
BNP Paribas	ISE-Revere Natural Gas IndexTM	64,246	1,875,865	(1.263)%	1/16/2018	(38,932)
BNP Paribas	ISE-Revere Natural Gas IndexTM	41,316	1,188,998	(1.263)%	1/17/2018	(40,902)
			$19,846,398			$381,417

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 10.4%
125,340	Vanguard REIT ETF	$11,587,683
	TOTAL INVESTMENT COMPANIES (Cost $11,098,578)	$11,587,683

SHORT TERM INVESTMENTS - 57.3%
Money Market Funds - 57.3%
4,951,172	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$4,951,172
21,378,504	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	21,378,504
20,016,395	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	20,016,395
7,577,249	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	7,577,249
9,723,584	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	9,723,584
	TOTAL SHORT TERM INVESTMENTS (Cost $63,646,904)(b)	$63,646,904

	TOTAL INVESTMENTS (Cost $74,745,482) - 67.7%	$75,234,587
	Other Assets in Excess of Liabilities - 32.3%	35,883,378
	TOTAL NET ASSETS - 100.0%	$111,117,965

Percentages are stated as a percent of net assets.

(a)   Represents annualized seven-day yield at July 31, 2016.

(b)   All or a portion of these securities have been segregatged as collateral for swap contracts.  Total value of securities segregated amounted to $63,646,904.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	39,998	$43,215,422	(0.837)%	8/17/2016	$8,572,972
Credit Suisse International	MSCI US REIT IndexSM	48,667	52,070,351	(0.837)%	2/13/2017	10,887,892
Deutsche Bank AG London	MSCI US REIT IndexSM	52,688	58,608,574	(0.687)%	3/17/2017	9,141,598
Citibank N.A.	MSCI US REIT IndexSM	26,402	32,640,324	(1.037)%	4/7/2017	1,085,461
BNP Paribas	MSCI US REIT IndexSM	5,498	6,344,515	(0.737)%	10/18/2017	725,579
BNP Paribas	MSCI US REIT IndexSM	33,142	38,364,062	(0.737)%	11/15/2017	4,226,582
BNP Paribas	MSCI US REIT IndexSM	3,668	4,298,559	(0.737)%	12/20/2017	409,302
BNP Paribas	MSCI US REIT IndexSM	136	160,192	(0.737)%	1/16/2018	13,950
BNP Paribas	MSCI US REIT IndexSM	16,711	20,426,339	(0.737)%	1/17/2018	920,025
Bank of America Merrill Lynch	MSCI US REIT IndexSM	24,043	30,243,048	(0.996)%	1/26/2018	443,243
BNP Paribas	MSCI US REIT IndexSM	1,227	1,531,762	(0.737)%	2/21/2018	34,585
			$287,903,148			$36,461,189

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 88.6%
Money Market Funds - 88.6%
8,588,749	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$8,588,749
1,874,118	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	1,874,118
1,046,146	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	1,046,146
681,852	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	681,852
1,970,935	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	1,970,935
	TOTAL SHORT TERM INVESTMENTS (Cost $14,161,800) (b)	$14,161,800

	TOTAL INVESTMENTS (Cost $14,161,800) - 88.6%	$14,161,800
	Other Assets in Excess of Liabilities - 11.4%	1,829,408
	TOTAL NET ASSETS - 100.0%	$15,991,208

Percentages are stated as a percent of net assets.

(a)   Represents annualized seven-day yield at July 31, 2016.

(b)   All or a portion of these securities have been segregatged as collateral for swap contracts.  Total value of securities segregated amounted to $14,161,800.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	MSCI US REIT IndexSM	2,265	$2,630,228	(0.413)%	3/17/2016	$(279,394)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	5,346	6,390,423	(0.263)%	3/23/2017	(459,255)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	1,985	2,429,934	(0.212)%	3/28/2017	(107,248)
Citibank N.A.	MSCI US REIT IndexSM	21,976	25,278,864	0.237%	4/7/2017	(2,925,967)
Credit Suisse International	MSCI US REIT IndexSM	3,132	3,559,328	(0.463)%	11/8/2017	(487,717)
BNP Paribas	MSCI US REIT IndexSM	1,514	1,812,991	(0.163)%	1/17/2018	(124,706)
BNP Paribas	MSCI US REIT IndexSM	1,381	1,719,111	(0.163)%	2/21/2018	(44,426)
			$43,820,879			$(4,428,713)

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 55.6%
Credit Intermediation and Related Activities - 55.6%
888	Associated Banc-Corp	$16,517
693	BancorpSouth, Inc.	16,507
221	Bank of Hawaii Corp.	15,231
407	Bank of the Ozarks, Inc.	14,648
501	BankUnited, Inc.	15,040
542	Cathay General Bancorp	16,249
772	Citizens Financial Group, Inc.	17,239
543	Columbia Banking System, Inc.	16,464
319	Commerce Bancshares, Inc.	15,086
373	Community Bank System, Inc.	16,461
98	Credicorp Ltd.	15,712
245	Cullen/Frost Bankers, Inc.	16,633
935	CVB Financial Corp.	15,381
448	East West Bancorp, Inc.	15,331
1,219	F.N.B. Corp.	14,567
880	Fifth Third Bancorp	16,702
62	First Citizens BancShares, Inc. Class A	16,106
478	First Financial Bankshares, Inc.	16,333
1,118	First Horizon National Corp.	16,278
216	First Republic Bank	15,481
761	FirstMerit Corp.	16,156
1,119	Fulton Financial Corp.	15,274
583	Glacier Bancorp, Inc.	16,079
485	Great Western Bancorp, Inc.	16,087
592	Hancock Holding Co.	17,162
774	Home Bancshares, Inc.	16,153
1,749	Huntington Bancshares, Inc.	16,616
1,351	Investors Bancorp, Inc.	15,347
131	M&T Bank Corp.	15,007
230	Northern Trust Corp.	15,546
396	PacWest Bancorp	16,375
318	Pinnacle Financial Partners, Inc.	16,889
522	Popular, Inc.	17,586
407	PrivateBancorp, Inc.	17,989
314	Prosperity Bancshares, Inc.	16,042
120	Signature Bank (a)	14,429
975	Sterling Bancorp	16,468
373	SunTrust Banks, Inc.	15,774
162	SVB Financial Group (a)	16,268
523	Synovus Financial Corp.	15,920
1,216	TCF Financial Corp.	16,525
338	Texas Capital Bancshares, Inc. (a)	16,407
618	Trustmark Corp.	16,130
287	UMB Financial Corp.	15,903
990	Umpqua Holdings Corp.	15,078
411	United Bankshares, Inc.	15,741
1,667	Valley National Bancorp	15,120
469	Western Alliance Bancorp (a)	15,960
300	Wintrust Financial Corp.	15,840
600	Zions Bancorporation	16,728
	TOTAL COMMON STOCKS (Cost $825,074)	$800,565

SHORT TERM INVESTMENTS - 30.7%
Money Market Funds - 30.7%
27,762	Dreyfus Treasury Securities Cash Management, 0.18% (b)	$27,762
902	Fidelity Investments Money Market Government Portfolio, 0.25% (b)	902
302,454	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (b)	302,454
110,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (b)	110,000
	TOTAL SHORT TERM INVESTMENTS (Cost $441,118) (c)	$441,118

	TOTAL INVESTMENTS (Cost $1,266,192) - 86.3%	$1,241,683
	Other Assets in Excess of Liabilities - 13.7%	196,671
	TOTAL NET ASSETS - 100.0%	$1,438,354

Percentages are stated as a percent of net assets.

(a)    Non-income producing security.

(b)   Represents annualized seven-day yield at July 31, 2016.

(c)   All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $441,118.

Direxion Daily Regional Banks Bull 3X Shares
Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Solactive US Regional Banks Index	5,092	$686,800	(0.937)%	9/20/2016	$68,193
UBS Securities LLC	Solactive US Regional Banks Index	13,723	2,003,315	(0.687)%	10/21/2016	23,843
Citibank N.A.	Solactive US Regional Banks Index	299	45,532	(1.037)%	2/28/2017	(1,387)
Bank of America Merrill Lynch	Solactive US Regional Banks Index	4,713	671,893	(0.638)%	8/28/2017	23,341
			$3,407,540			$113,990

Direxion Daily Regional Banks Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.0%
Money Market Funds - 81.0%
412,223	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$412,223
20,602	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	20,602
315,610	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	315,610
340,002	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	340,002
	TOTAL SHORT TERM INVESTMENTS (Cost $1,088,437) (b)	$1,088,437

	TOTAL INVESTMENTS (Cost $1,088,437) - 81.0%	$1,088,437
	Other Assets in Excess of Liabilities - 19.0%	255,498
	TOTAL NET ASSETS - 100.0%	$1,343,935

Percentages are stated as a percent of net assets.

(a)    Represents annualized seven-day yield at July 31, 2016.

(b)    All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $1,088,437.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Solactive Regional Bank Index	985	$147,096	0.037%	9/20/2016	$971
UBS Securities LLC	Solactive Regional Bank Index	10,159	1,418,943	0.287%	2/3/2017	(80,592)
Citibank N.A.	Solactive Regional Bank Index	7,926	1,104,259	0.237%	2/13/2017	(65,357)
Morgan Stanley Capital Services	Solactive Regional Bank Index	8,265	1,081,094	0.237%	7/28/2017	(139,154)
			$3,751,392			$(284,132)

Direxion Daily Retail Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 0.2%
Broadcasting (except Internet) - 0.0%(†)
34	Liberty Interactive Corp. Class A (a)	$912
Building Material and Garden Equipment and Supplies Dealers - 0.0%(†)
95	Home Depot, Inc.	13,133
68	Lowe’s Companies, Inc.	5,595
		18,728
Clothing and Clothing Accessories Stores - 0.0%(†)
6	Burlington Stores, Inc. (a)	459
1	Dillard’s, Inc. Class A	68
10	Foot Locker, Inc.	596
16	Gap, Inc.	413
18	L Brands, Inc.	1,330
10	Nordstrom, Inc.	442
30	Ross Stores, Inc.	1,855
50	TJX Companies, Inc.	4,086
7	Urban Outfitters, Inc. (a)	209
		9,458
Electronics and Appliance Stores - 0.0%(†)
21	Best Buy Co., Inc.	705
8	GameStop Corp. Class A	248
		953
Furniture and Home Furnishings Stores - 0.0%(†)
11	Bed Bath & Beyond, Inc.	494
7	Williams-Sonoma, Inc.	379
		873
General Merchandise Stores - 0.1%
35	Costco Wholesale Corp.	5,853
21	Dollar General Corp.	1,989
17	Dollar Tree, Inc. (a)	1,637
25	J.C. Penney Co., Inc. (a)	241
13	Kohl’s Corp.	541
25	Macy’s, Inc.	896
45	Target Corp.	3,390
10	Tractor Supply Co.	916
114	Wal-Mart Stores, Inc.	8,319
		23,782
Health and Personal Care Stores - 0.0%(†)
11	Sally Beauty Holdings, Inc. (a)	322
4	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,045
		1,367
Merchant Wholesalers, Durable Goods - 0.0%(†)
7	O’Reilly Automotive, Inc. (a)	2,034
Merchant Wholesalers, Nondurable Goods - 0.0%(†)
5	CST Brands, Inc.	224
Miscellaneous Store Retailers - 0.0%(†)
48	Staples, Inc.	446
Motion Picture and Sound Recording Industries - 0.0%(†)
32	Netflix, Inc. (a)	2,920
Motor Vehicle and Parts Dealers - 0.0%(†)
6	Advance Auto Parts, Inc.	1,019
6	AutoNation, Inc. (a)	320
1	AutoZone, Inc. (a)	814
16	CarMax, Inc. (a)	932
2	Penske Automotive Group, Inc.	80
		3,165
Nonstore Retailers - 0.1%
31	Amazon.com, Inc. (a)	23,523
Petroleum and Coal Products Manufacturing - 0.0%(†)
4	Murphy USA, Inc. (a)	307
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.0%(†)
4	Cabela’s, Inc. (a)	206
6	Dick’s Sporting Goods, Inc.	308
7	The Michaels Companies, Inc. (a)	185
		699
	TOTAL COMMON STOCKS (Cost $94,189)	$89,391

SHORT TERM INVESTMENTS - 51.5%
Money Market Funds - 51.5%
6,666,306	Dreyfus Treasury Securities Cash Management, 0.18% (b)	$6,666,306
1,142,214	Fidelity Investments Money Market Government Portfolio, 0.25% (b)	1,142,214
5,372,856	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (b)	5,372,856
9,063,357	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (b)	9,063,357
	TOTAL SHORT TERM INVESTMENTS (Cost $22,244,733) (c)	$22,244,733

	TOTAL INVESTMENTS - (Cost $22,338,922) - 51.7%	$22,334,124
	Other Assets in Excess of Liabilities - 48.3%	20,900,793
	TOTAL NET ASSETS - 100.0%	$43,234,917

Percentages are stated as a percent of net assets.

(†)   Less than 0.05%.

(a)   Non-income producing security.

(b)  Represents annualized seven-day yield at July 31, 2016.

(c)   All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $22,244,733.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Russell Retail 1000® Index	10,622	$31,366,439	(0.687)%	10/21/2016	$1,358,783
Citibank N.A.	Russell Retail 1000® Index	12,592	33,270,340	(0.737)%	11/1/2016	5,650,580
Credit Suisse International	Russell Retail 1000® Index	3,759	11,059,601	(0.637)%	2/13/2017	534,449
Morgan Stanley Capital Services	Russell Retail 1000® Index	15,094	40,255,419	(0.787)%	3/23/2017	6,366,370
			$115,951,799			$13,910,182

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 52.7%
Money Market Funds - 52.7%
1,120	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$1,120
70,321,234	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	70,321,234
23,404,064	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	23,404,064
30,517,286	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	30,517,286
	TOTAL SHORT TERM INVESTMENTS (Cost $124,243,704) (b)	$124,243,704

	TOTAL INVESTMENTS (Cost $124,243,704) - 52.7%	$124,243,704
	Other Assets in Excess of Liabilities - 47.3%	111,313,431
	TOTAL NET ASSETS - 100.0%	$235,557,135

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $124,243,704.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	S&P Biotechnology Select Industry Index	72,408	$298,595,248	0.363%	2/28/2017	$50,554,313
Bank of America Merrill Lynch	S&P Biotechnology Select Industry Index	32,047	121,924,295	0.312%	3/28/2017	32,838,732
Morgan Stanley Capital Services	S&P Biotechnology Select Industry Index	3,628	17,486,035	0.263%	4/10/2017	(1,433)
UBS Securities LLC	S&P Biotechnology Select Industry Index	38,550	156,023,368	0.263%	5/12/2017	29,929,464
			$594,028,946			$113,321,076

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.2%
Money Market Funds - 81.2%
10,014,065	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$10,014,065
45,027,623	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	45,027,623
2,845,171	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	2,845,171
4,081,657	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	4,081,657
15,156,717	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	15,156,717
	TOTAL SHORT TERM INVESTMENTS (Cost $77,125,233) (b)	$77,125,233

	TOTAL INVESTMENTS (Cost $77,125,233) - 81.2%	$77,125,233
	Other Assets in Excess of Liabilities - 18.8%	17,814,033
	TOTAL NET ASSETS - 100.0%	$94,939,266

Percentages are stated as a percent of net assets.

(a)   Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated segregated amounted to $77,125,233.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	S&P Biotechnology Select Industry Index	9,180	$50,044,621	(0.613)%	9/2/2016	$5,521,946
UBS Securities LLC	S&P Biotechnology Select Industry Index	3,328	15,301,140	(0.763)%	9/20/2016	(752,644)
Deutsche Bank AG London	S&P Biotechnology Select Industry Index	31,108	133,600,324	(0.713)%	2/28/2017	(16,408,595)
Bank of America Merrill Lynch	S&P Biotechnology Select Industry Index	2,404	9,941,021	(0.812)%	5/25/2017	(1,665,124)
Morgan Stanley Capital Services	S&P Biotechnology Select Industry Index	13,079	59,520,079	(0.763)%	6/6/2017	(3,522,717)
			$268,407,185			$(16,827,134)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.0% (†)
231	SPDR® S&P® Oil & Gas Exploration & Production ETF	$7,912
	TOTAL INVESTMENT COMPANIES (Cost $8,456)	$7,912
SHORT TERM INVESTMENTS - 56.5%
Money Market Funds - 56.5%
3,699,134	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$3,699,134
15,654,350	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	15,654,350
9,087,185	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	9,087,185
9,568,219	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	9,568,219
	TOTAL SHORT TERM INVESTMENTS (Cost $38,008,888) (b)	$38,008,888

	TOTAL INVESTMENTS (Cost $38,017,344) - 56.5%	$38,016,800
	Other Assets in Excess of Liabilities - 43.5%	29,215,262
	TOTAL NET ASSETS - 100.0%	$67,232,062

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $38,008,888.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	5,682	$21,792,186	1.013%	8/8/2016	$8,091,551
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	7,346	38,956,940	(0.587)%	11/28/2016	(669,904)
Morgan Stanley Capital Services	S&P Oil & Gas Exploration & Production Select Industry Index	11,383	42,492,239	(0.387)%	3/10/2017	17,084,822
Citibank N.A.	S&P Oil & Gas Exploration & Production Select Industry Index	2,581	13,953,300	(0.737)%	7/31/2017	(498,613)
UBS Securities LLC	S&P Oil & Gas Exploration & Production Select Industry Index	11,705	61,097,716	(0.037)%	1/19/2018	(71,559)
			$178,292,381			$23,936,297

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.0%
Money Market Funds - 73.0%
7,272,298	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$7,272,298
5,011,855	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	5,011,855
8,774	Goldman Sachs Financial Square Treasury Instruments Fund 0.21% (a)	8,774
7,317,699	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	7,317,699
	TOTAL SHORT TERM INVESTMENTS (Cost $19,610,626)(b)	$19,610,626

	TOTAL INVESTMENTS (Cost $19,610,626) - 73.0%	$19,610,626
	Other Assets in Excess of Liabilities - 27.0%	7,262,179
	TOTAL NET ASSETS - 100.0%	$26,872,805

Percentages are stated as a percent of net assets.

(a)    Represents annualized seven-day yield at July 31, 2016.

(b)    All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,610,626.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	2,989	$15,498,811	(1.513)%	2/6/2017	$(96,046)
Morgan Stanley Capital Services	S&P Oil & Gas Exploration & Production Select Industry Index	5,669	29,237,085	(0.413)%	3/10/2017	(400,823)
Citibank N.A.	S&P Oil & Gas Exploration & Production Select Industry Index	6,811	35,711,357	(0.263)%	7/31/2017	188,957
			$80,447,253			$(307,912)

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 25.0%
Computer and Electronic Product Manufacturing - 23.5%
15,932	Analog Devices, Inc.	$1,016,939
38,173	Applied Materials, Inc.	1,003,568
7,133	ARM Holdings Plc ADR	473,346
12,075	Broadcom Ltd.	1,955,908
4,420	Cavium, Inc. (a)	206,281
24,015	Cypress Semiconductor Corp.	279,535
10,894	Infinera Corporation (a)	95,432
10,295	Integrated Device Technology, Inc. (a)	226,387
59,017	Intel Corp.	2,057,333
2,661	InterDigital, Inc.	157,132
18,423	Linear Technology Corp.	1,105,196
39,875	Marvell Technology Group Ltd.	468,531
21,906	Maxim Integrated Products, Inc.	893,327
16,550	Microchip Technology, Inc.	920,842
73,282	Micron Technology, Inc. (a)	1,006,895
8,710	Microsemi Corp. (a)	339,690
3,105	Monolithic Power Systems, Inc.	225,796
19,955	NVIDIA Corp.	1,139,430
19,732	NXP Semiconductors NV (a)	1,659,264
31,957	ON Semiconductor Corp. (a)	320,529
9,823	Qorvo, Inc. (a)	621,108
33,945	QUALCOMM, Inc.	2,124,278
3,217	Silicon Laboratories, Inc. (a)	171,402
13,961	Skyworks Solutions, Inc.	921,705
37,711	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,047,612
15,653	Teradyne, Inc.	309,147
30,767	Texas Instruments, Inc.	2,145,998
19,544	Xilinx, Inc.	998,307
		23,890,918
Machinery Manufacturing - 1.5%
4,539	ASML Holding NV ADR	497,565
11,259	Lam Research Corp.	1,010,720
		1,508,285
	TOTAL COMMON STOCKS
	(Cost $23,333,691)	$25,399,203

SHORT TERM INVESTMENTS - 49.9%
Money Market Funds - 49.9%
17,681,181	Dreyfus Treasury Securities Cash Management, 0.18% (b)	$17,681,181
41,297	Fidelity Investments Money Market Government Portfolio, 0.25% (b)	41,297
17,274,435	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (b)	17,274,435
15	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (b)	15
15,642,535	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (b)	15,642,535
	TOTAL SHORT TERM INVESTMENTS (Cost $50,639,463) (c)	$50,639,463

	TOTAL INVESTMENTS (Cost $73,973,154) - 74.9%	$76,038,666
	Other Assets in Excess of Liabilities - 25.1%	25,415,716
	TOTAL NET ASSETS - 100.0%	$101,454,382

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at July 31, 2016.

(c) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $50,639,463.

ADR American Depository Receipt

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	PHLX Semiconductor Sector Index	144,319	$86,342,603	(0.737)%	10/10/2016	$24,975,720
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	98,515	66,812,832	(0.687)%	4/4/2017	8,772,828
Citibank N.A.	PHLX Semiconductor Sector Index	120,983	88,405,903	(0.737)%	5/22/2017	4,411,253
			$241,561,338			$38,159,801

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 90.0%
Money Market Funds - 90.0%
1,006,662	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$1,006,662
12,648,325	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	12,648,325
12,063,617	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	12,063,617
4,071	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	4,071
19,323,291	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	19,323,291
	TOTAL SHORT TERM INVESTMENTS (Cost $45,045,966) (b)	$45,045,966

	TOTAL INVESTMENTS (Cost $45,045,966) - 90.0%	$45,045,966
	Other Assets in Excess of Liabilities - 10.0%	5,009,391
	TOTAL NET ASSETS - 100.0%	$50,055,357

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2016.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $45,045,966.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	PHLX Semiconductor Sector Index	3,314	$2,142,347	0.087%	9/27/2016	$(415,207)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	49,390	33,352,879	0.087%	3/8/2017	(4,591,575)
UBS Securities LLC	PHLX Semiconductor Sector Index	56,261	37,123,523	0.237%	5/19/2017	(6,048,491)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	86,878	62,583,080	0.237%	6/27/2017	(4,078,487)
			$135,201,829			$(15,133,760)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)
Shares		Fair Value
INVESTMENT COMPANIES - 7.0%
257,246	Technology Select Sector SPDR Fund	$11,951,649
	TOTAL INVESTMENT COMPANIES (Cost $10,867,524)	11,951,649

SHORT TERM INVESTMENTS - 47.9%
Money Market Funds - 47.9%
8,967,165	Dreyfus Treasury Securities Cash Management, 0.18% (a)	8,967,165
15,334,780	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	15,334,780
32,519,681	Goldman Sachs Financial Square Treasury Instruments Fund 0.21% (a)	32,519,681
13,545,654	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	13,545,654
11,776,301	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	11,776,301
	TOTAL SHORT TERM INVESTMENTS (Cost $82,143,581)(b)	$82,143,581

	TOTAL INVESTMENTS - 54.9% (Cost $93,011,105)	$94,095,230
	Other Assets in Excess of Liabilities - 45.1%	77,410,363
	TOTAL NET ASSETS - 100.0%	$171,505,593

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $82,143,581.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Technology Select Sector Index	409,182	$162,572,810	(0.787)%	10/10/2016	$30,046,958
Morgan Stanley Capital Services	Technology Select Sector Index	125,855	52,302,767	(0.937)%	10/19/2016	6,654,478
Bank of America Merrill Lynch	Technology Select Sector Index	135,049	54,097,900	(0.888)%	1/26/2017	9,201,433
Credit Suisse International	Technology Select Sector Index	136,120	60,403,002	(0.837)%	2/7/2017	3,036,753
Citibank N.A.	Technology Select Sector Index	104,967	44,803,468	(0.787)%	2/13/2017	4,306,634
Deutsche Bank AG London	Technology Select Sector Index	167,550	75,227,095	(0.987)%	11/7/2017	2,851,720
			$449,407,042			$56,097,976

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.3%
Money Market Funds - 82.3%
506,564	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$506,564
4,511,343	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	4,511,343
8,406,805	Goldman Sachs Financial Square Treasury Instruments Fund 0.21% (a)	8,406,805
1,762,607	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	1,762,607
1,661,989	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	1,661,989
	TOTAL SHORT TERM INVESTMENTS (Cost $16,849,308)(b)	$16,849,308

	TOTAL INVESTMENTS (Cost $16,849,308) - 82.3%	$16,849,308
	Other Assets in Excess of Liabilities - 17.7%	3,629,712
	TOTAL NET ASSETS - 100.0%	$20,479,020

Percentages are stated as a percent of net assets.

(a)    Represents annualized seven-day yield at July 31, 2016.

(b)    All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,849,308.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Technology Select Sector Index	15,316	$6,458,954	0.237%	9/26/2016	$(687,053)
Morgan Stanley Capital Services	Technology Select Sector Index	12,451	5,237,855	0.387%	10/19/2016	(600,155)
UBS Securities LLC	Technology Select Sector Index	58,876	23,745,554	0.137%	11/4/2016	(3,899,260)
Bank of America Merrill Lynch	Technology Select Sector Index	10,042	3,971,511	(0.012)%	1/26/2017	(751,948)
Deutsche Bank AG London	Technology Select Sector Index	23,479	10,655,090	0.137%	1/27/2017	(284,382)
Citibank N.A.	Technology Select Sector Index	5,678	2,516,673	(0.013)%	4/7/2017	(145,485)
BNP Paribas	Technology Select Sector Index	6,029	2,348,609	(0.063)%	8/16/2017	(484,641)
			$54,934,246			$(6,852,924)

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 53.4%
Money Market Funds - 53.4%
1,412,970	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	$1,412,970
1,751,308	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	1,751,308
1,262,031	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	1,262,031
	TOTAL SHORT TERM INVESTMENTS (Cost $4,426,309) (b)	$4,426,309

	TOTAL INVESTMENTS (Cost $4,426,309) - 53.4%	$4,426,309
	Other Assets in Excess of Liabilities - 46.6%	3,862,495
	TOTAL NET ASSETS - 100.0%	$8,288,804

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $4,426,309.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	39,629	$4,191,559	(0.237)%	12/21/2016	$300,349
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	119,482	(0.237)%	1/18/2017	9,213
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	89,401	9,834,246	(0.712)%	1/27/2017	303,844
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,467	154,424	(0.237)%	2/15/2017	11,973
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,353	144,676	(0.237)%	3/15/2017	8,837
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	541	57,243	(0.237)%	4/19/2017	4,162
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,423	151,128	(0.237)%	5/17/2017	10,483
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	6,664	708,520	(0.237)%	6/21/2017	48,468
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,174	124,516	(0.237)%	7/19/2017	8,919
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	9,727	1,064,993	(0.237)%	8/16/2017	41,019
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	6,117	675,571	(0.237)%	9/20/2017	19,872
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	4,868	538,054	(0.237)%	10/18/2017	14,826
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	55,160	6,047,742	(0.137)%	11/28/2017	205,764
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,262	138,608	(0.237)%	12/20/2017	4,439
			$23,950,762			$992,168

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 80.2%
Money Market Funds - 80.2%
8,524,234	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	$8,524,234
4,425,239	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21% (a)	4,425,239
7,193,118	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	7,193,118
	TOTAL SHORT TERM INVESTMENTS (Cost $20,142,591) (b)	$20,142,591

	TOTAL INVESTMENTS (Cost $20,142,591) - 80.2%	$20,142,591
	Other Assets in Excess of Liabilities - 19.8%	4,965,777
	TOTAL NET ASSETS - 100.0%	$25,108,368

Percentages are stated as a percent of net assets.

(a)    Represents annualized seven-day yield at July 31, 2016.

(b)    All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $20,142,591.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	203,699	$21,646,624	(0.763)%	2/7/2017	$(1,928,693)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	213,667	22,608,106	(1.363)%	3/17/2017	(2,196,130)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	68,470	7,704,011	(0.263)%	11/21/2017	(39,690)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	180,349	20,195,481	(0.913)%	12/19/2017	(249,349)
			$72,154,222			$(4,413,862)

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 42.6%
253,859	iShares 20+ Year Treasury Bond ETF	$35,936,280
	TOTAL INVESTMENT COMPANIES (Cost $34,719,496)	$35,936,280

SHORT TERM INVESTMENTS - 40.5%
Money Market Funds - 40.5%
8,829,399	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$8,829,399
9,600,123	Fidelity Investments Money Market Government Portfolio, 0.25%(a)	9,600,123
2,180,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.21%(a)	2,180,000
3,982,560	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20%(a)	3,982,560
9,631,890	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	9,631,890
	TOTAL SHORT TERM INVESTMENTS (Cost $34,223,972) (b)	$34,223,972

	TOTAL INVESTMENTS (Cost $68,943,468) - 83.1%	$70,160,252
	Other Assets in Excess of Liabilities - 16.9%	14,218,401
	TOTAL NET ASSETS - 100.0%	$84,378,653

Percentages are stated as a percent of net assets.

(a)    Represents annualized seven-day yield at July 31, 2016.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $34,223,972.

Long Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	108,590	$15,384,850	(0.488)%	8/26/2016	$(16,466)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	307,075	42,777,858	(0.287)%	10/18/2016	739,153
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	387,679	53,205,379	(0.187)%	10/24/2016	1,750,784
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	399,450	55,310,668	(0.237)%	3/16/2017	1,277,296
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	256,594	34,280,241	(0.237)%	11/8/2017	2,130,804
BNP Paribas	iShares 20+ Year Treasury Bond ETF	75,000	10,394,078	(0.237)%	2/20/2018	222,236
			$211,353,074			$6,103,807

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.8%
Money Market Funds - 71.8%
80,767,253	Dreyfus Treasury Securities Cash Management, 0.18% (a)	$80,767,253
61,350,557	Fidelity Investments Money Market Government Portfolio, 0.25% (a)	61,350,557
37,780,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.20% (a)	37,780,000
36,438,129	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (a)	36,438,129
	TOTAL SHORT TERM INVESTMENTS (Cost $216,335,939) (b)	$216,335,939

	TOTAL INVESTMENTS (Cost $216,335,939) - 71.8%	$216,335,939
	Other Assets in Excess of Liabilities - 28.2%	84,757,760
	TOTAL NET ASSETS - 100.0%	$301,093,699

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $216,335,939.

Short Equity Swap Contracts
July 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	2,291,285	$306,477,207	(0.163)%	3/16/2017	$(19,027,066)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	403,915	56,231,848	0.037%	3/17/2017	(945,672)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	884,474	116,084,937	(0.112)%	4/25/2017	(9,777,246)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	902,074	121,037,107	(0.013)%	5/23/2017	(6,991,491)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	1,899,194	256,184,028	(0.163)%	12/7/2017	(13,052,695)
			$856,015,127			$(49,794,170)

The cost basis of investments for federal in come tax purposes at July 31, 2016 (Unaudited) was as follows*:

	Direxion All Cap	Direxion	Direxion NASDAQ-100®	Direxion S&P 500®
	Insider Sentiment	iBillionaire	Equal Weighted	Volatility
	Shares	Index ETF	Index Shares	Response Shares
Cost of investments	$170,547,839	$16,666,091	$64,223,879	$6,427,224
Gross unrealized appreciation	2,925,703	1,583,204	—	411,915
Gross unrealized depreciation	(535,706)	(281,283)	(952,488)	—
Net unrealized appreciation/(depreciation)	$2,389,997	$1,301,921	$(952,488)	$411,915

	Direxion Zacks	Direxion Daily CSI	Direxion Daily	Direxion Daily
	MLP High	300 China A Share	Energy	Financial
	Income Shares	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares
Cost of investments	$58,456,688	$21,643,334	$2,332,071	$2,441,101
Gross unrealized appreciation	7,595,722	—	—	—
Gross unrealized depreciation	(2,982,869)	—	—	—
Net unrealized appreciation/(depreciation)	$4,612,853	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Gold Miners Index	S&P 500®	S&P Biotech	Technology
	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares
Cost of investments	$2,490,204	$43,887,327	$1,485,939	$2,493,227
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily FTSE
	Total Bond Market	7-10 Year Treasury	20+ Year Treasury	Developed Markets
	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares	Bull 1.25X Shares
Cost of investments	$951,478	$252,838	$3,206,489	$1,252,105
Gross unrealized appreciation	—	—	—	9,287
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$9,287

	Direxion Daily FTSE	Direxion Daily	Direxion Daily	Direxion Daily CSI
	Emerging Markets	S&P 500®	Small Cap	300 China A Share
	Bull 1.25X Shares	Bull 1.25X Shares	Bull 1.25X Shares	Bull 2X Shares
Cost of investments	$1,195,462	$6,380,220	$4,878,883	$24,767,902
Gross unrealized appreciation	—	351,529	345,310	—
Gross unrealized depreciation	(34,184)	—	—	—
Net unrealized appreciation/(depreciation)	$(34,184)	$351,529	$345,310	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Cyber Security & IT	Cyber Security & IT	European Financials	High Yield
	Bull 2X Shares	Bear 2X Shares	Bull 2X Shares	Bear 2X Shares
Cost of investments	$620,823	$1,471,972	$2,500,025	$2,643,920
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Pharmaceutical & Medical	Pharmaceutical & Medical	S&P 500®	Small Cap
	Bull 2X Shares	Bear 2X Shares	Bull 2X Shares	Bull 2X Shares
Cost of investments	$1,061,942	$851,101	$1,622,367	$1,691,838
Gross unrealized appreciation	—	—	45,458	95,334
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$45,458	$95,334

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Mid Cap	Mid Cap	S&P 500®	S&P 500®
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$31,637,488	$7,978,334	$232,389,941	$376,556,697
Gross unrealized appreciation	199,964	—	258	—
Gross unrealized depreciation	—	—	—	(113,448)
Net unrealized appreciation/(depreciation)	$199,964	$—	$258	$(113,448)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Small Cap	Small Cap	Brazil Bull	Developed Markets
	Bull 3X Shares	Bear 3X Shares	3X Shares	Bull 3X Shares
Cost of investments	$401,561,617	$471,243,394	$21,757,341	$17,298,123
Gross unrealized appreciation	—	—	—	105,750
Gross unrealized depreciation	(403)	—	(313)	—
Net unrealized appreciation/(depreciation)	$(403)	$—	$(313)	$105,750

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Developed Markets	Emerging Markets	Emerging Markets	FTSE China
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$6,747,055	$142,501,878	$113,920,257	$93,010,290
Gross unrealized appreciation	—	—	—	1,987,857
Gross unrealized depreciation	—	(890,341)	—	—
Net unrealized appreciation/(depreciation)	$—	$(890,341)	$—	$1,987,857

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	FTSE China	FTSE Europe	India Bull	Japan Bull
	Bear 3X Shares	Bull 3X Shares	3X Shares	3X Shares
Cost of investments	$58,537,634	$21,911,355	$59,228,963	$6,903,736
Gross unrealized appreciation	—	—	45,667	227,600
Gross unrealized depreciation	—	(18,384)	—	—
Net unrealized appreciation/(depreciation)	$—	$(18,384)	$45,667	$227,600

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Latin America Bull	Russia Bull	Russia Bear	South Korea
	3X Shares	3X Shares	3X Shares	Bull 3X Shares
Cost of investments	$10,885,775	$107,787,712	$53,805,641	$5,168,108
Gross unrealized appreciation	135,182	—	—	463,376
Gross unrealized depreciation	—	(192,935)	—	(2,348)
Net unrealized appreciation/(depreciation)	$135,182	$(192,935)	$—	$461,028

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Energy Bull	Energy Bear	Financial Bull	Financial Bear
	3X Shares	3X Shares	3X Shares	3X Shares
Cost of investments	$328,944,558	$56,531,129	$869,570,072	$279,982,384
Gross unrealized appreciation	552,558	—	—	—
Gross unrealized depreciation	(13,830,172)	—	(10,890,257)	—
Net unrealized appreciation/(depreciation)	$(13,277,614)	$—	$(10,890,257)	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Gold Miners Index	Gold Miners Index	Healthcare	Healthcare
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$1,369,665,995	$249,485,320	$193,702,083	$1,135,451
Gross unrealized appreciation	9,715,306	—	3,586,914	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$9,715,306	$—	$3,586,914	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Homebuilders & Supplies	Homebuilders & Supplies	Junior Gold Miners	Junior Gold Miners
	Bull 3X Shares	Bear 3X Shares	Index Bull 3X Shares	Index Bear 3X Shares
Cost of investments	$1,472,525	$2,196,155	$576,727,347	$76,501,861
Gross unrealized appreciation	6,954	—	24,717,057	—
Gross unrealized depreciation	—	—	(372,355)	—
Net unrealized appreciation/(depreciation)	$6,954	$—	$24,344,702	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Natural Gas Related	Natural Gas Related	Real Estate Bull	Real Estate Bear
	Bull 3X Shares	Bear 3X Shares	3X Shares	3X Shares
Cost of investments	$42,544,089	$5,537,221	$74,689,770	$14,161,800
Gross unrealized appreciation	133,280	—	544,817	—
Gross unrealized depreciation	(304,578)	—	—	—
Net unrealized appreciation/(depreciation)	$(171,298)	$—	$544,817	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Regional Banks	Regional Banks	Retail Bull	S&P Biotech
	Bull 3X Shares	Bear 3X Shares	3X Shares	Bull 3X Shares
Cost of investments	$1,266,702	$1,088,437	$22,339,109	$124,243,704
Gross unrealized appreciation	24,473	—	—	—
Gross unrealized depreciation	(49,492)	—	(4,985)	—
Net unrealized appreciation/(depreciation)	$(25,019)	$—	$(4,985)	$—

	Direxion Daily	Direxion Daily S&P Oil	Direxion Daily S&P Oil	Direxion Daily
	S&P Biotech	& Gas Exp. & Prod.	& Gas Exp. & Prod.	Semiconductor
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$77,125,233	$38,017,344	$19,610,626	$73,994,857
Gross unrealized appreciation	—	—	—	2,347,085
Gross unrealized depreciation	—	(544)	—	(303,276)
Net unrealized appreciation/(depreciation)	$—	$(544)	$—	$2,043,809

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Semiconductor	Technology Bull	Technology Bear	7-10 Year Treasury
	Bear 3X Shares	3X Shares	3X Shares	Bull 3X Shares
Cost of investments	$45,045,966	$93,011,105	$16,849,308	$4,426,309
Gross unrealized appreciation	—	1,084,125	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$1,084,125	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	7-10 Year Treasury	20+ Year Treasury	20+ Year Treasury
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$20,142,591	$68,943,468	$216,335,939
Gross unrealized appreciation	—	1,216,784	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$1,216,784	$—

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report. The Direxion Daily S&P 500® Bear 1X Shares commenced operations on June 8, 2016. The Direxion Daily High Yield Bear 2X Shares commenced operations on June 16, 2016. The Direxion Daily Gold Miners Index Bear 1X Shares and the Direxion Daily European Financials Bull 2X Shares commenced operations on July 27, 2016.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2016:

	Direxion All Cap Insider Sentiment Shares				Direxion iBillionaire Index ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$172,932,964	$—	$—	$172,932,964	$17,940,331	$—	$—	$17,940,331
Short-Term Investments	4,872	—	—	4,872	27,681	—	—	27,681
Cash Equivalents	269,288	—	—	269,288	—	—	—	—

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion S&P 500® Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$63,270,614	$—	$—	$63,270,614	$—	$—	$—	$—
Investment Companies - Equity	—	—	—	—	6,839,139	—	—	6,839,139
Short-Term Investments	777	—	—	777	—	—	—	—
Cash Equivalents	82,482	—	—	82,482	2,410,681	—	—	2,410,681

	Direxion Zacks MLP High Income Shares				Direxion Daily CSI 300 China A Share Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$63,000,488	$—	$—	$63,000,488	$—	$—	$—	$—
Short-Term Investments	69,053	—	—	69,053	21,643,334	—	—	21,643,334
Other Financial Instruments*	—	—	—	—	—	(2,213,997)	—	(2,213,997)
Cash Equivalents	—	—	—	—	72,581,299	—	—	72,581,299

	Direxion Daily Energy Bear 1X Shares				Direxion Daily Financial Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,332,071	$—	$—	$2,332,071	$2,411,101	$—	$—	$2,411,101
Other Financial Instruments*	—	(92,648)	—	(92,648)	—	(112,239)	—	(112,239)

	Direxion Daily Gold Miners Index Bear 1X Shares				Direxion Daily S&P 500® Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,490,204	$—	$—	$2,490,204	$43,887,327	$—	$—	$43,887,327
Other Financial Instruments*	—	(158,249)	—	(158,249)	—	(2,333,600)	—	(2,333,600)

	Direxion Daily S&P Biotech Bear 1X Shares				Direxion Daily Technology Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,485,939	$—	$—	$1,485,939	$2,493,227	$—	$—	$2,493,227
Other Financial Instruments*	—	439,750	—	439,750	—	(123,601)	—	(123,601)
Cash Equivalents	4,870,902	—	—	4,870,902	—	—	—	—

	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$951,478	$—	$—	$951,478	$252,838	$—	$—	$252,838
Other Financial Instruments*	—	(110,900)	—	(110,900)	—	(97,900)	—	(97,900)
Cash Equivalents	2,278,720	—	—	2,278,720	1,221,381	—	—	1,221,381

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily FTSE Developed Markets Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$1,261,391	$—	$—	$1,261,391
Short-Term Investments	3,206,489	—	—	3,206,489	1	—	—	1
Other Financial Instruments*	—	(1,247,709)	—	(1,247,709)	—	20,698	—	20,698
Cash Equivalents	9,368,933	—	—	9,368,933	13,224	—	—	13,224

	Direxion Daily FTSE Emerging Markets Bull 1.25X Shares				Direxion Daily S&P 500® Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$1,161,278	$—	$—	$1,161,278	$6,725,787	$—	$—	$6,725,787
Short-Term Investments	—	—	—	—	5,962	—	—	5,962
Other Financial Instruments*	—	35,952	—	35,952	—	93,952	—	93,952
Cash Equivalents	22,082	—	—	22,082	157,375		—	157,375

	Direxion Daily Small Cap Bull 1.25X Shares				Direxion Daily CSI 300 China A Share Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$5,216,194	$—	$—	$5,216,194	$—	$—	$—	$—
Short-Term Investments	7,999	—	—	7,999	24,767,902	—	—	24,767,902
Other Financial Instruments*	—	93,973	—	93,973	—	2,230,884	—	2,230,884
Cash Equivalents	56,313	—	—	56,313	33,859,621	—	—	33,859,621
	`
	Direxion Daily Cyber Security & IT Bull 2X Shares				Direxion Daily Cyber Security & IT Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$620,823	$—	$—	$620,823	$1,471,972	$—	$—	$1,471,972
Other Financial Instruments*	—	350,405	—	350,405	—	(605,183)	—	(605,183)
Cash Equivalents	1,073,943	—	—	1,073,943	898,080	—	—	898,080

	Direxion Daily European Financials Bull 2X Shares				Direxion Daily High Yield Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,500,025	$—	$—	$2,500,025	$2,643,920	$—	$—	$2,643,920
Other Financial Instruments*	—	92,959	—	92,959	—	(430,360)	—	(430,360)
Cash Equivalents	—	—	—	—	3,563,457	—	—	3,563,457

	Direxion Daily Pharmaceutical & Medical Bull 2X Shares				Direxion Daily Pharmaceutical & Medical Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,061,942	$—	$—	$1,061,942	$851,101	$—	$—	$851,101
Other Financial Instruments*	—	(30,182)	—	(30,182)	—	(38,070)	—	(38,070)
Cash Equivalents	591,700	—	—	591,700	1,120,445	—	—	1,120,445

	Direxion Daily S&P 500® Bull 2X Shares				Direxion Daily Small Cap Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$930,271	$—	$—	$930,271	$1,129,770	$—	$—	$1,129,770
Short-Term Investments	737,554	—	—	737,554	657,402	—	—	657,402
Other Financial Instruments*	—	467,200	—	467,200	—	446,688	—	446,688
Cash Equivalents	1,422,968	—	—	1,422,968	169,445	—	—	169,445

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$3,329,023	$—	$—	$3,329,023	$—	$—	$—	$—
Short-Term Investments	28,508,429	—	—	28,508,429	7,978,334	—	—	7,978,334
Other Financial Instruments*	—	13,414,852	—	13,414,852	—	(2,682,035)	—	(2,682,035)
Cash Equivalents	19,887,627	—	—	19,887,627	3,692,562	—	—	3,692,562

	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$5,085,219	$—	$—	$5,085,219	$14,996,250	$—	$—	$14,996,250
Short-Term Investments	227,304,980	—	—	227,304,980	361,446,999	—	—	361,446,999
Other Financial Instruments*	—	189,699,416	—	189,699,416	—	(70,132,137)	—	(70,132,137)
Cash Equivalents	225,606,402	—	—	225,606,402	193,039,992	—	—	193,039,992

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$5,413,086	$—	$—	$5,413,086	$—	$—	$—	$—
Short-Term Investments	396,148,128	—	—	396,148,128	471,243,394	—	—	471,243,394
Other Financial Instruments*	—	253,114,669	—	253,114,669	—	(114,131,560)	—	(114,131,560)
Cash Equivalents	291,023,364	—	—	291,023,364	218,111,978	—	—	218,111,978

	Direxion Daily Brazil Bull 3X Shares				Direxion Daily Developed Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$1,564,640	$—	$—	$1,564,640	$9,168,669	$—	$—	$9,168,669
Short-Term Investments	20,192,388	—	—	20,192,388	8,235,204	—	—	8,235,204
Other Financial Instruments*	—	65,757,775	—	65,757,775	—	1,009,840	—	1,009,840
Cash Equivalents	45,371,921	—	—	45,371,921	2,445,367	—	—	2,445,367

	Direxion Daily Developed Markets Bear 3X Shares				Direxion Daily Emerging Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$1,383,551	$—	$—	$1,383,551
Short-Term Investments	6,747,055	—	—	6,747,055	140,227,986	—	—	140,227,986
Other Financial Instruments*	—	(135,629)	—	(135,629)	—	51,862,643	—	51,862,643
Cash Equivalents	2,762,075	—	—	2,762,075	91,117,735	—	—	91,117,735

	Direxion Daily Emerging Markets Bear 3X Shares				Direxion Daily FTSE China Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$31,928,321	$—	$—	$31,928,321
Short-Term Investments	113,920,257	—	—	113,920,257	63,069,826	—	—	63,069,826
Other Financial Instruments*	—	(29,110,885)	—	(29,110,885)	—	27,874,468	—	27,874,468
Cash Equivalents	38,002,638	—	—	38,002,638	32,668,784	—	—	32,668,784

	Direxion Daily FTSE China Bear 3X Shares				Direxion Daily FTSE Europe Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$1,139,595	$—	$—	$1,139,595
Short-Term Investments	58,537,634	—	—	58,537,634	20,753,376	—	—	20,753,376
Other Financial Instruments*	—	(8,463,582)	—	(8,463,582)	—	3,130,358	—	3,130,358
Cash Equivalents	26,121,944	—	—	26,121,944	11,964,719	—	—	11,964,719

	Direxion Daily India Bull 3X Shares				Direxion Daily Japan Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$4,108,123	$—	$—	$4,108,123	$2,957,811	$—	$—	$2,957,811
Short-Term Investments	55,166,507	—	—	55,166,507	4,173,525	—	—	4,173,525
Other Financial Instruments*	—	17,486,502	—	17,486,502	—	694,504	—	694,504
Cash Equivalents	27,625,866	—	—	27,625,866	2,687,617	—	—	2,687,617

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Russia Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$947,021	$—	$—	$947,021	$9,178,424	$—	$—	$9,178,424
Short-Term Investments	10,073,936	—	—	10,073,936	98,416,353	—	—	98,416,353
Other Financial Instruments*	—	8,959,559	—	8,959,559	—	93,323,405	—	93,323,405
Cash Equivalents	6,107,502	—	—	6,107,502	54,696,674	—	—	54,696,674

	Direxion Daily Russia Bear 3X Shares				Direxion Daily South Korea Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$5,628,951	$—	$—	$5,628,951
Short-Term Investments	53,805,641	—	—	53,805,641	185	—	—	185
Other Financial Instruments*	—	(14,751,720)	—	(14,751,720)	—	—	—	—
Cash Equivalents	18,727,596	—	—	18,727,596	9,180	—	—	9,180

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$56,148,985	$—	$—	$56,148,985	$—	$—	$—	$—
Short-Term Investments	259,517,959	—	—	259,517,959	56,531,129	—	—	56,531,129
Other Financial Instruments*	—	191,696,453	—	191,696,453	—	10,917,762	—	10,917,762
Cash Equivalents	195,975,557	—	—	195,975,557	37,281,147	—	—	37,281,147

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$299,769,619	$—	$—	$299,769,619	$—	$—	$—	$—
Short-Term Investments	558,910,196	—	—	558,910,196	279,982,384	—	—	279,982,384
Other Financial Instruments*	—	211,380,836	—	211,380,836	—	(75,731,023)	—	(75,731,023)
Cash Equivalents	302,115,758	—	—	302,115,758	127,246,578	—	—	127,246,578

	Direxion Daily Gold Miners Index Bull 3X Shares				Direxion Daily Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$592,669,442	$—	$—	$592,669,442	$—	$—	$—	$—
Short-Term Investments	786,711,859	—	—	786,711,859	249,485,320	—	—	249,485,320
Other Financial Instruments*	—	733,570,682	—	733,570,682	—	(85,057,756)	—	(85,057,756)
Cash Equivalents	914,301,036	—	—	914,301,036	100,130,164	—	—	100,130,164

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Healthcare Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$62,793,040	$—	$—	$62,793,040	$—	$—	$—	$—
Short-Term Investments	134,495,957	—	—	134,495,957	1,135,451	—	—	1,135,451
Other Financial Instruments*	—	19,863,330	—	19,863,330	—	(132,864)	—	(132,864)
Cash Equivalents	53,705,873	—	—	53,705,873	480,331	—	—	480,331

	Direxion Daily Homebuilders & Supplies Bull 3X Shares				Direxion Daily Homebuilders & Supplies Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$709,275	$—	$—	$709,275	$—	$—	$—	$—
Short-Term Investments	770,204	—	—	770,204	2,196,155	—	—	2,196,155
Other Financial Instruments*	—	669,265	—	669,265	—	104,213	—	104,213
Cash Equivalents	1,495,056	—	—	1,495,056	633,541	—	—	633,541

	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$303,697,039	$—	$—	$303,697,039	$—	$—	$—	$—
Short-Term Investments	297,375,010	—	—	297,375,010	76,501,861	—	—	76,501,861
Other Financial Instruments*	—	352,966,187	—	352,966,187	—	(36,989,554)	—	(36,989,554)
Cash Equivalents	210,183,226	—	—	210,183,226	23,030,801	—	—	23,030,801

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$5,621,454	$—	$—	$5,621,454	$—	$—	$—	$—
Master Limited Partnerships	507,964	—	—	507,964	—	—	—	—
Short-Term Investments	36,243,373	—	—	36,243,373	5,537,221	—	—	5,537,221
Other Financial Instruments*	—	7,366,502	—	7,366,502	—	381,417	—	381,417
Cash Equivalents	17,253,664	—	—	17,253,664	1,500,263	—	—	1,500,263

	Direxion Daily Real Estate Bull 3X Shares				Direxion Daily Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$11,587,683	$—	$—	$11,587,683	$—	$—	$—	$—
Short-Term Investments	63,646,904	—	—	63,646,904	14,161,800		—	14,161,800
Other Financial Instruments*	—	36,461,189	—	36,461,189		(4,428,713)	—	(4,428,713)
Cash Equivalents	32,161,540	—	—	32,161,540	6,577,843		—	6,577,843

	Direxion Daily Regional Banks Bull 3X Shares				Direxion Daily Regional Banks Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$800,565	$—	$—	$800,565	$—	$—	$—	$—
Short-Term Investments	441,118	—	—	441,118	1,088,437	—	—	1,088,437
Other Financial Instruments*	—	113,990	—	113,990	—	(284,132)	—	(284,132)
Cash Equivalents	78,153	—	—	78,153	533,819	—	—	533,819

	Direxion Daily Retail Bull 3X Shares				Direxion Daily S&P Biotech Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$89,391	$—	$—	$89,391	$—	$—	$—	$—
Short-Term Investments	22,244,733	—	—	22,244,733	124,243,704	—	—	124,243,704
Other Financial Instruments*	—	13,910,182	—	13,910,182	—	113,321,076	—	113,321,076
Cash Equivalents	20,346,198	—	—	20,346,198	143,739,105	—	—	143,739,105

	Direxion Daily S&P Biotech Bear 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	—	$7,912	$—	$—	$7,912
Short-Term Investments	77,125,233	—	—	77,125,233	38,008,888	—	—	38,008,888
Other Financial Instruments*	—	(16,827,134)	—	(16,827,134)	—	23,936,297	—	23,936,297
Cash Equivalents	32,675,944	—	—	32,675,944	28,037,757	—	—	28,037,757

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares				Direxion Daily Semiconductor Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$25,399,203	$—	$—	$25,399,203
Short-Term Investments	19,610,626	—	—	19,610,626	50,639,463	—	—	50,639,463
Other Financial Instruments*	—	(307,912)	—	(307,912)	—	38,159,801	—	38,159,801
Cash Equivalents	10,230,923	—	—	10,230,923	28,489,853	—	—	28,489,853

	Direxion Daily Semiconductor Bear 3X Shares				Direxion Daily Technology Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—			$—	$11,951,649	$—	$—	$11,951,649
Short-Term Investments	45,045,966	—	—	45,045,966	82,143,581	—	—	82,143,581
Other Financial Instruments*	—	(15,133,760)	—	(15,133,760)	—	56,097,976	—	56,097,976
Cash Equivalents	15,336,478	—	—	15,336,478	57,261,332	—	—	57,261,332

	Direxion Daily Technology Bear 3X Shares				Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$16,849,308	$—	$—	$16,849,308	$4,426,309	$—	$—	$4,426,309
Other Financial Instruments*	—	(6,852,924)	—	(6,852,924)	—	992,168	—	992,168
Cash Equivalents	10,741,668	—	—	10,741,668	3,955,072	—	—	3,955,072

	Direxion Daily 7-10 Year Treasury Bear 3X Shares				Direxion Daily 20+ Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income	$—	$—	$—	$—	$35,936,280	$—	$—	$35,936,280
Short-Term Investments	20,142,591	—	—	20,142,591	34,223,972	—	—	34,223,972
Other Financial Instruments*	—	(4,413,862)	—	(4,413,862)	—	6,103,807	—	6,103,807
Cash Equivalents	9,620,058	—	—	9,620,058	150,080	—	—	150,080

	Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$216,335,939	$—	$—	$216,335,939
Other Financial Instruments*	—	(49,794,170)	—	(49,794,170)
Cash Equivalents	129,877,604	—	—	129,877,604

For further detail on each asset class, see the Schedules of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)		/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date	09/09/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date	09/09/2016

By (Signature and Title)		/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Financial Officer, Treasurer

Date	09/07/2016